UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8056

Praxis Mutual Funds

(Exact name of registrant as specified in charter)

1110 N. Main Street

Goshen, IN 46527

(Address of principal executive offices) (Zip code)

Anthony Zacharski

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 977-2947

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Praxis Mutual Funds

Semi-Annual Report and Privacy Policy

for the six months ended June 30, 2016 (unaudited)

Praxis Mutual Funds	**Class A**	**Class I**
Impact Bond Fund*	MIIAX	MIIIX
International Index Fund	MPLAX	MPLIX
Value Index Fund	MVIAX	MVIIX
Growth Index Fund	MGNDX	MMDEX
Small Cap Fund	MMSCX	MMSIX

Praxis Genesis Portfolios	**Class A**
Conservative Portfolio	MCONX
Balanced Portfolio	MBAPX
Growth Portfolio	MGAFX

**Formerly named Intermediate Income Fund*

Praxis Mutual Funds®

A fund family of Everence

Table of Contents

Message from the President	1

Performance	3

Praxis Impact Bond Fund
Schedule of Portfolio Investments	5
Praxis International Index Fund
Schedule of Portfolio Investments	12
Praxis Value Index Fund
Schedule of Portfolio Investments	21
Praxis Growth Index Fund
Schedule of Portfolio Investments	25
Praxis Small Cap Fund
Schedule of Portfolio Investments	29
Praxis Genesis Conservative Portfolio
Schedule of Portfolio Investments	31
Praxis Genesis Balanced Portfolio
Schedule of Portfolio Investments	32
Praxis Genesis Growth Portfolio
Schedule of Portfolio Investments	33
Financial Statements
Statements of Assets and Liabilities	34
Statements of Operations	36
Statements of Changes in Net Assets	38
Financial Highlights	41
Notes to Financial Statements	49

Additional Fund Information	61

Message from the President

Dear Praxis shareholder:

Global financial markets continued to lurch from one crisis to the next, with Europe the focus of investor attention as the first half of the year drew to a close. On June 23, citizens of the United Kingdom voted to leave the European Union. The so-called “Brexit” was feared, but unexpected by markets and most political pundits.

Markets reacted swiftly, with global equities dropping several percent in the days following the vote. By the end of the following week, equity markets in the United States recovered to their previous levels, but bond markets were still showing the effects at the end of the semiannual period. Equity markets in Europe and developed Asia also fell in response to the U.K. vote, and failed to fully recover by the end of June.

Faced with very low, and in some cases negative, interest rates on sovereign bonds in Europe and heightened uncertainty about the fallout from the U.K. vote, investors flocked to U.S. Treasuries in search of return. U.S. interest rates fell to historic lows, but from the perspective of foreign investors, the Treasury market represented an opportunity to earn positive yields.

During the period, Praxis Mutual Funds® accomplished a successful proxy vote with the help of you, our shareholders. You elected the trustees (all of whom received over 90 percent approval), supported revisions to the fundamental investment policies and agreed to revisions to the Declaration of Trust, which governs Fund activities. A successful proxy vote allows management and trustees to operate the Funds more effectively and efficiently.

We also introduced the newly named Praxis Impact Bond Fund (formerly the Praxis Intermediate Income Fund) to the market. We believe the new name captures the profound impact this Fund has through comprehensive screening, active environmental, social, and governance management, and thoughtful investments in fixed income securities that embed positive impacts on climate and community. Our portfolio managers have been employing these strategies over the past several years, and we decided that it was time that the Fund’s name reflects this great work.

More investors are looking for investments that both make money and make a difference in the world. From its inception, Praxis has helped shareholders accomplish their dual goals through shareholder advocacy, company screening and community development investing. Our goal is to invest in ways that make a positive impact on communities locally and around the world – and we are able to do that because of you.

Thank you for entrusting your investments with Praxis Mutual Funds.

Sincerely,

Chad M. Horning, CFA
President

Praxis Mutual Funds are advised by Everence Capital Management and distributed through FINRA/SIPC member BHIL Distributors, LLC.

The Fund’s stewardship investing strategy could cause the Fund to sell or avoid securities that may subsequently perform well, and the application of social screens may cause the Fund to lag the performance of its index or peer group.

The views expressed are those of the President of Praxis Mutual Funds as of June 30, 2016, are subject to change, and may differ from the views of portfolio managers or the firm as a whole. These views are not intended to be a forecast of future events, a guarantee of future results, or investment advice. All data referenced are from sources deemed to be reliable but cannot be guaranteed. Securities and sectors referenced should not be construed as a solicitation or recommendation or be used as the sole basis for any investment decisions.

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Performance

We are pleased to provide this 2016 mid-year update for the Praxis Mutual Funds. The following tables summarize the performance of the Praxis Mutual Funds as of June 30, 2016.

			Annualized
	NAV 6/30/16	Six Months Ended 6/30/16	One Year Ended 6/30/16	Three Years Ended 6/30/16	Five Years Ended 6/30/16	Ten Years Ended 6/30/16	Since Inception 6/30/16	Inception Date	Expense Ratio*** Gross / Net
Praxis Impact Bond Fund
Class A *	$ 10.67	0.66%	1.01%	2.19%	2.53%	4.55%	3.33%	1/4/1994
Class A (Without Load)	$ 10.67	4.56%	4.99%	3.49%	3.32%	4.95%	3.51%	1/4/1994	0.98%	0.93%
Class I **	$ 10.62	4.78%	5.32%	3.88%	3.71%	5.31%	4.98%	5/1/2006	0.54%	0.54%
Barclays U.S. Aggregate Bond Index [1]		5.31%	6.00%	4.06%	3.76%	5.13%	5.63%
Praxis International Index Fund
Class A *	$ 9.15	-5.28%	-14.61%	-1.22%	-1.77%	n/a	-1.30%	12/31/2010
Class A (Without Load)	$ 9.15	0.00%	-9.88%	0.57%	-0.71%	n/a	-0.34%	12/31/2010	1.33%	1.33%
Class I	$ 9.21	0.22%	-9.47%	1.10%	-0.09%	n/a	0.27%	12/31/2010	0.78%	0.78%
MSCI All Country World Index ex-U.S. [2]		-1.02%	-10.25%	1.16%	0.10%		0.78%
Praxis Value Index Fund
Class A *	$ 11.78	-0.08%	-5.74%	6.04%	8.27%	3.21%	2.91%	5/1/2001
Class A (Without Load)	$ 11.78	5.46%	-0.51%	7.96%	9.45%	3.77%	3.27%	5/1/2001	0.94%	0.94%
Class I **	$ 11.73	5.77%	0.06%	8.48%	10.09%	4.30%	4.01%	5/1/2006	0.45%	0.45%
S&P 500 Value Index [3]		6.24%	3.38%	9.66%	11.18%	5.77%	5.83%
Praxis Growth Index Fund
Class A *	$ 17.98	-3.64%	-1.82%	10.53%	11.17%	n/a	6.41%	5/1/2007
Class A (Without Load)	$ 17.98	1.70%	3.60%	12.54%	12.36%	n/a	7.03%	5/1/2007	0.84%	0.84%
Class I	$ 18.12	1.91%	4.00%	13.05%	12.91%	n/a	7.48%	5/1/2007	0.44%	0.44%
S&P 500 Growth Index [4]		1.56%	4.26%	13.46%	12.92%		7.91%

Past Performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com. Indexes are unmanaged, do not incur fees, and it is not possible to invest directly in an index.

The total returns shown reflect any expenses that were contractually or voluntarily reduced, reimbursed or paid by any party during the periods presented. In such instances, and without activity, the total returns would have been lower.

*    The total return figures shown reflect the maximum sales charge applicable to Class A Shares for each Fund. Class A Shares have a maximum sales charge on purchases of 5.25%, except for Impact Bond Fund, which is 3.75%.

**    Class I Shares of the Impact Bond and the Value Index Funds were not in existence prior to 5/1/06. Class I Share performance for the Impact Bond Fund is calculated for any period prior to 5/1/06 based on the performance of Class B Shares since inception and has been adjusted to reflect differences in sales charges and expenses between the classes. The Class B Shares for the Impact Bond Fund were exchanged into Class A Shares on August 17, 2009. Class I Shares performance for the Value Index Fund is calculated for any period prior to 5/01/06 based on the performance of Class A Shares since inception.

***    Reflects the expense ratios as reported in the Prospectus dated April 30, 2016. For certain funds, as indicated in the difference between the gross and net expense ratio, contractual fee reductions are in effect through April 30, 2017 for Class A Shares.

1    Barclay’s U.S. Aggregate Bond Index is an unmanaged index composed of the Barclay’s U.S. Government/Credit Index and the Barclay’s U.S. Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities, and is intended to be generally representative of the bond market as a whole.

2    The MSCI All Country World Index ex-U.S. is market-capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S. based companies. The index includes both developed and emerging markets.

3    The S&P 500 Value Index represents the value companies (defined by book value to price ratio, earnings to price ratio, and sales to price ratio) of the S&P 500 Index, a universe of large capitalization companies in the U.S. equity market.

4    The S&P 500 Growth Index represents the growth companies (defined by sales growth, earnings change to prime, and momentum) of the S&P 500 Index, a universe of large capitalization companies in the U.S. equity market.

The above indexes are for illustrative purposes only and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of these expenses. An investor cannot invest directly in an index, although an investor can invest in its underlying securities.

Performance, continued

			Annualized
	NAV 6/30/16	Six Months Ended 6/30/16	One Year Ended 6/30/16	Three Years Ended 6/30/16	Five Years Ended 6/30/16	Ten Years Ended 6/30/16	Since Inception 6/30/16	Inception Date	Expense Ratio** Gross / Net
Praxis Small Cap Fund
Class A *	$ 9.49	-4.81%	-15.06%	1.73%	3.31%	n/a	3.31%	5/1/2007
Class A (Without Load)	$ 9.49	0.42%	-10.36%	3.58%	4.42%	n/a	3.91%	5/1/2007	1.81%	1.68%
Class I	$ 10.09	0.80%	-9.76%	4.25%	5.08%	n/a	4.43%	5/1/2007	1.06%	1.06%
Russell 2000 Index [5]		2.22%	-6.73%	7.09%	8.35%		5.29%
Praxis Genesis Conservative Portfolio
Class A *	$ 11.32	-1.62%	-2.86%	2.68%	3.29%	n/a	4.25%	12/31/2009
Class A (Without Load)	$ 11.32	3.85%	2.54%	4.54%	4.41%	n/a	5.11%	12/31/2009	1.15%	1.12%
Barclays U.S. Aggregate Bond Index [6]		5.31%	6.00%	4.06%	3.76%		4.32%
Conservative Composite Benchmark [7]		4.28%	4.01%	5.61%	5.52%		6.29%
S&P Target Risk Conservative Index [8]		4.78%	3.42%	4.40%	4.40%		6.18%
Praxis Genesis Balanced Portfolio
Class A *	$ 12.48	-2.25%	-5.42%	3.57%	4.28%	n/a	5.54%	12/31/2009
Class A (Without Load)	$ 12.48	3.14%	-0.14%	5.45%	5.42%	n/a	6.42%	12/31/2009	1.10%	1.10%
Russell 3000 Index [9]		3.62%	2.14%	11.13%	11.60%		12.53%
Balanced Composite Benchmark [10]		3.10%	1.37%	6.84%	6.98%		8.05%
S&P Target Risk Growth Index [11]		3.55%	0.82%	6.42%	6.40%		7.82%
Praxis Genesis Growth Portfolio
Class A *	$ 13.26	-2.85%	-7.20%	4.05%	4.82%	n/a	6.29%	12/31/2009
Class A (Without Load)	$ 13.26	2.55%	-2.06%	5.94%	5.94%	n/a	7.17%	12/31/2009	1.21%	1.21%
Russell 3000 Index [9]		3.62%	2.14%	11.13%	11.60%		12.53%
Growth Composite Benchmark [12]		2.26%	-0.47%	7.59%	7.86%		9.11%
S&P Target Risk Aggressive Index [13]		2.68%	-0.90%	7.20%	7.28%		8.80%

Past Performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com. Indexes are unmanaged, do not incur fees, and it is not possible to invest directly in an index.

The total returns shown reflect any expenses that were contractually or voluntarily reduced, reimbursed or paid by any partyduring the periods presented. In such instances, and without activity, the total returns would have been lower.

*    The total return figures shown reflect the maximum sales charge applicable to Class A Shares for each Fund. Class A Shares have a maximum sales charge on purchases of 5.25%.

**    Reflects the expense ratios as reported in the Prospectus dated April 30, 2016. For certain funds, as indicated in the difference between the gross and net expense ratio, contractual fee reductions are in effect through April 30, 2017 for Class A Shares.

5    The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

6    Barclay’s U.S. Aggregate Bond Index is an unmanaged index composed of the Barclay’s U.S. Government/Credit Index and the Barclay’s U.S. Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities, and is intended to be generally representative of the bond market as a whole.

7    The Conservative Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and consists of the Barclay’s U.S. Aggregate Bond Index (70%), the MSCI EAFE Index (7.50%), the Russell 1000 Index (20%) and the Russell 2000 Index (2.50%).

8    S&P Target Risk Conservative Index seeks to emphasize exposure to fixed income, in order to produce a current income stream and avoid excessive volatility of returns. Equities are included to protect long-term purchasing power. The series is comprised of four multi-asset class indices. The index is comprised exclusively of exchange traded funds.

9    The Russell 3000 Index is a widely recognized unmanaged market capitalization-weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

10    The Balanced Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and consists of the Barclay’s U.S. Aggregate Bond Index (40%), the MSCI EAFE Index (15%), the Russell 1000 Index (35%) and the Russell 2000 Index (10%).

11    S&P Target Risk Growth Index seeks to provide increased exposure to equities, while using fixed income to dampen risk. The series is comprised of four multi-asset class indixes. The index is comprised exclusively of exchange trade funds.

12    The Growth Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and consists of the Barclay’s U.S. Aggregate Bond Index (20%), the MSCI EAFE Index (20%), the Russell 1000 Index (45%) and the Russell 2000 Index (15%).

13    S&P Target Risk Aggressive Index seeks to emphasize exposure to equities, maximizing opportunities for long-term capital accumulation. It may include small allocations in fixed income to enhance portfolio efficiency. The series is comprised of four multi-asset class indixes. The index is comprised exclusively of exchange traded funds.

Schedule of Portfolio Investments

Praxis Impact Bond Fund
June 30, 2016 (unaudited)

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
ASSET BACKED SECURITIES—2.5%
Beacon Container Finance LLC(a)	3.720%	09/20/22	$312,592	$304,739
CLI Funding LLC(a)	2.830%	03/18/28	675,000	647,650
Cronos Containers Program I Ltd.(a)	3.270%	11/18/29	824,074	788,786
Domino's Pizza Master Issuer LLC(a)	5.216%	01/25/42	590,125	607,357
Fairway Outdoor Funding LLC(a)	4.212%	10/15/19	448,193	456,153
Global SC Finance II SRL(a)	2.980%	04/17/28	785,833	749,305
Honda Auto Receivables Owners Trust	1.040%	02/18/20	1,800,000	1,801,187
SBA Tower Trust	2.898%	10/15/19	525,000	532,290
SolarCity LMC Series I LLC(a)	4.800%	12/21/26	751,916	734,255
SolarCity LMC Series IV LLC(a) (b)	4.180%	08/21/45	242,814	232,395
Spruce ABS Trust	4.320%	06/15/28	775,000	774,890
Textainer Marine Containers III Ltd.(a)	3.270%	10/20/24	416,667	402,130
Toyota Auto Receivables Owner Trust	0.670%	01/17/17	849,929	849,357
Toyota Auto Receivables Owner Trust	1.270%	05/15/19	1,200,000	1,205,278
Toyota Motor Credit Corp.	1.300%	04/15/20	1,000,000	1,004,572
Trip Rail Master Funding LLC(a) (c)	2.930%	07/15/41	432,284	434,510
TOTAL ASSET BACKED SECURITIES (Cost $11,626,359)				11,524,854
COMMERCIAL MORTGAGE BACKED SECURITIES—1.7%
Bear Stearns Commercial Mortgage Securities	5.742%	09/01/42	935,614	974,155
Commercial Mortgage Pass Through Certificates	3.391%	05/15/45	1,000,000	1,076,675
Commercial Mortgage Pass Through Certificates	2.853%	10/15/45	1,000,000	1,048,403
CSMC	5.383%	02/15/40	635,970	640,244
DBUBS Mortgage Trust(a)	3.742%	11/10/46	15,121	15,216
FHLMC Multifamily Structured Pass Through Certificates	5.085%	03/25/19	1,140,000	1,244,392
JPMorgan Chase Commercial Mortgage Securities Corp.	5.399%	05/15/45	205,478	205,202
ML-CFC Commercial Mortgage Trust	5.419%	08/12/48	250,000	254,342
OBP Depositor LLC Trust(a)	4.646%	07/15/45	1,040,000	1,146,065
RBSCF Trust(a) (c)	6.300%	12/16/49	547,439	561,495
RBSCF Trust(a) (c)	5.950%	02/16/51	952,663	955,828
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $8,130,719)				8,122,017
FOREIGN BONDS—1.7%
Hashemite Kingdom of Jordan	2.503%	10/30/20	5,000,000	5,294,950
Hashemite Kingdom of Jordan	3.000%	06/30/25	1,450,000	1,580,935
Ukraine Government AID Bonds	1.847%	05/29/20	1,000,000	1,023,651
TOTAL FOREIGN BONDS (Cost $7,481,637)				7,899,536
MUNICIPAL BONDS—3.1%
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects	7.334%	02/15/28	1,000,000	1,385,690
Bridgeport Connecticut Housing Authority	1.850%	12/15/18	180,000	180,723
Cincinnati Ohio Water System Rev.	6.458%	12/01/34	600,000	697,188
City of Lancaster PA	5.590%	11/15/34	1,000,000	1,016,400
Columbus Multi-High School Building Corp.	6.446%	01/15/30	1,000,000	1,086,690
Findlay City School District	6.250%	12/01/37	270,000	279,372
Fort Wayne International Airport Air Trade Center Building Corp.	4.250%	07/15/16	255,000	255,296
Houston Independent School District	6.168%	02/15/34	1,000,000	1,114,040
Indianapolis Public School Multi-School Building	5.731%	07/15/29	1,500,000	1,677,585
LL&P Wind Energy, Inc., WA	5.733%	12/01/17	460,000	466,127
Massachusetts State	3.277%	06/01/46	1,500,000	1,514,670
New Jersey St. Housing and Mortgage Finance	2.600%	07/01/23	390,000	396,373
Osceola County Housing Finance Authority Rev.	3.350%	07/01/23	275,000	284,804
St Paul Housing & Redevelopment Authority Rev.	2.993%	07/01/21	1,250,000	1,298,100
State of Hawaii, Department of Business Economic Development & Tourism	1.467%	07/01/22	813,686	815,834
Warm Springs Reservation Confederated Tribe	8.250%	11/01/19	895,000	1,001,541
Wisconsin Department of Transportation	5.837%	07/01/30	800,000	875,144
TOTAL MUNICIPAL BONDS (Cost $13,563,589)				14,345,577
CORPORATE BONDS—45.1%
AIRLINES—0.1%
Southwest Airlines Co.	2.650%	11/05/20	680,000	701,868
AUTO COMPONENTS—0.6%
BorgWarner, Inc.	5.750%	11/01/16	1,000,000	1,012,104
Delphi Corp.	5.000%	02/15/23	992,000	1,051,520
Johnson Controls, Inc.	3.750%	12/01/21	550,000	586,656
				2,650,280
BANKS—2.7%
Bank of America Corp.	1.350%	11/21/16	1,000,000	1,001,390
Bank of America Corp.	5.650%	05/01/18	1,250,000	1,339,560
Bank of America Corp.	1.950%	05/12/18	1,000,000	1,005,880
Bank of America Corp.	3.300%	01/11/23	500,000	514,573
Citigroup, Inc.	2.400%	02/18/20	1,250,000	1,262,796
Discover Bank/ Greenwood DE	3.100%	06/04/20	1,000,000	1,021,599
JPMorgan Chase & Co.	2.250%	01/23/20	500,000	506,876
JPMorgan Chase & Co.	4.625%	05/10/21	500,000	556,413
Manufacturers & Traders Trust Co.	6.625%	12/04/17	600,000	640,221
Manufacturers & Traders Trust Co.	2.100%	02/06/20	500,000	505,867

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Impact Bond Fund
June 30, 2016 (unaudited)

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—45.1%, continued
BANKS—2.7%, continued
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	$1,250,000	$1,279,823
US Bank NA	2.800%	01/27/25	1,250,000	1,301,671
Wells Fargo & Co.	2.600%	07/22/20	500,000	513,859
Wells Fargo & Co.	3.500%	03/08/22	1,250,000	1,340,815
				12,791,343
BIOTECHNOLOGY—0.8%
Amgen, Inc.	5.700%	02/01/19	1,000,000	1,107,959
Biogen, Inc.	2.900%	09/15/20	1,000,000	1,042,157
Celgene Corp.	2.875%	08/15/20	835,000	863,499
Gilead Sciences, Inc.	3.650%	03/01/26	500,000	544,089
				3,557,704
BUILDING PRODUCTS—0.2%
Masco Corp.	3.500%	04/01/21	250,000	255,075
Owens Corning	4.200%	12/01/24	750,000	784,784
				1,039,859
CAPITAL MARKETS—2.3%
Bank of New York Mellon Corp., Perpetual Bond (c)	4.950%	12/29/49	1,000,000	1,003,750
Goldman Sachs Group, Inc.	6.000%	06/15/20	1,200,000	1,369,242
Goldman Sachs Group, Inc.	3.500%	01/23/25	1,000,000	1,027,508
ING Bank NV (a)	2.000%	11/26/18	1,000,000	1,010,643
Jefferies Group LLC	8.500%	07/15/19	900,000	1,028,553
Morgan Stanley	2.200%	12/07/18	910,000	921,989
Morgan Stanley	5.625%	09/23/19	1,500,000	1,664,262
Raymond James Financial, Inc.	8.600%	08/15/19	1,000,000	1,183,105
State Street Corp.	7.350%	06/15/26	1,000,000	1,358,917
				10,567,969
CHEMICALS—0.7%
Ecolab, Inc.	4.350%	12/08/21	500,000	566,031
NOVA Chemicals Corp. (a)	5.250%	08/01/23	500,000	502,500
Potash Corp. of Saskatchewan, Inc.	5.875%	12/01/36	840,000	1,011,183
Solvay Finance America LLC (a)	3.400%	12/03/20	1,250,000	1,309,039
				3,388,753
COMMERCIAL SERVICES & SUPPLIES—0.2%
Steelcase, Inc.	6.375%	02/15/21	750,000	855,435
COMMUNICATIONS EQUIPMENT—0.1%
Juniper Networks, Inc.	3.300%	06/15/20	500,000	515,540
CONSTRUCTION MATERIALS—0.2%
Martin Marietta Materials, Inc.	6.600%	04/15/18	1,000,000	1,077,153
CONSUMER FINANCE—1.0%
Ally Financial, Inc.	3.250%	09/29/17	500,000	502,500
American Express Credit Corp.	2.600%	09/14/20	1,000,000	1,033,112
Ford Motor Credit Co. LLC	4.250%	02/03/17	500,000	507,990
Ford Motor Credit Co. LLC	3.157%	08/04/20	1,000,000	1,036,815
Harley-Davidson Financial Services, Inc. (a)	2.700%	03/15/17	500,000	505,018
Hyundai Capital Services, Inc. (a)	2.875%	03/16/21	1,250,000	1,291,351
				4,876,786
CONTAINERS & PACKAGING—0.3%
Newell Rubbermaid, Inc.	3.850%	04/01/23	185,000	196,224
Sonoco Products Co.	5.750%	11/01/40	1,000,000	1,187,432
				1,383,656
DIVERSIFIED FINANCIAL SERVICES—1.3%
Brookfield Finance, Inc.	4.250%	06/02/26	1,000,000	1,022,156
GATX Corp.	2.600%	03/30/20	897,000	891,515
GE Capital International Funding Co. (a)	4.418%	11/15/35	1,250,000	1,401,982
Moody's Corp.	5.500%	09/01/20	1,000,000	1,138,893
MSCI, Inc. (a)	5.750%	08/15/25	500,000	518,750
National Rural Utilities Cooperative Finance Corp.	10.375%	11/01/18	780,000	942,476
				5,915,772
DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
AT&T, Inc.	2.450%	06/30/20	500,000	510,479
AT&T, Inc.	4.750%	05/15/46	500,000	512,437
Frontier Communications Corp.	7.125%	03/15/19	750,000	793,125
Verizon Communications, Inc.	6.000%	04/01/41	500,000	622,139
Verizon Communications, Inc.	6.550%	09/15/43	500,000	673,693
				3,111,873
EDUCATION—0.4%
Graham Holdings Co.	7.250%	02/01/19	575,000	621,000
Massachusetts Institute of Technology	3.959%	07/01/38	1,000,000	1,141,169
				1,762,169
ELECTRIC UTILITIES—3.1%
Electricite de France SA (a)	3.625%	10/13/25	1,250,000	1,303,660
Florida Power & Light Co.	4.050%	10/01/44	1,000,000	1,130,928
Georgia Power Co.	3.250%	04/01/26	1,000,000	1,062,468
ITC Holdings Corp. (a)	5.500%	01/15/20	1,000,000	1,101,578
MidAmerican Energy Co.	6.750%	12/30/31	1,500,000	2,088,072
NextEra Energy Capital Holdings, Inc.	2.700%	09/15/19	500,000	515,734
NSTAR Electric Co.	5.500%	03/15/40	1,000,000	1,290,385
Oncor Electric Delivery Co.	6.800%	09/01/18	750,000	833,497
Pacificorp	8.080%	10/14/22	500,000	635,337
Pennsylvania Electric Co.	5.200%	04/01/20	500,000	528,787
Portland General Electric Co.	6.100%	04/15/19	1,100,000	1,234,916
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,410,784
Southern Power Co.	2.375%	06/01/20	240,000	243,729
Southern Power Co.	4.150%	12/01/25	1,000,000	1,081,353
				14,461,228

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Impact Bond Fund
June 30, 2016 (unaudited)

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—45.1%, continued
ELECTRICAL EQUIPMENT—0.1%
Thomas & Betts Corp.	5.625%	11/15/21	$500,000	$582,008
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.0% (d)
Arrow Electronics, Inc.	3.000%	03/01/18	165,000	166,691
FOOD & STAPLES RETAILING—0.7%
Ahold Finance U.S.A., LLC (c)	7.820%	01/02/20	348,049	375,134
Smith's Food & Drug Centers, Inc. Pass Through Trust	9.200%	07/02/18	637,269	689,302
Sysco Corp.	2.600%	10/01/20	500,000	516,280
Wal-Mart Stores, Inc.	7.550%	02/15/30	1,000,000	1,525,518
				3,106,234
FOOD PRODUCTS—1.5%
Bunge Ltd. Finance Corp.	3.200%	06/15/17	1,000,000	1,015,541
Bunge Ltd. Finance Corp.	3.500%	11/24/20	250,000	262,054
Cargill, Inc. (a)	4.760%	11/23/45	1,250,000	1,456,524
ConAgra Foods, Inc.	4.950%	08/15/20	217,000	237,374
JM Smucker Co.	3.500%	03/15/25	1,250,000	1,349,828
Kraft Foods Group, Inc.	5.375%	02/10/20	1,000,000	1,126,609
Mead Johnson Nutrition Co.	3.000%	11/15/20	1,000,000	1,044,680
Wm. Wrigley Jr. Co. (a)	3.375%	10/21/20	680,000	725,294
				7,217,904
FOREIGN AGENCY—2.5%
Export Development Canada	0.875%	01/30/17	1,500,000	1,500,974
Export Development Canada	1.250%	12/10/18	1,000,000	1,008,085
Export-Import Bank of Korea	2.125%	02/11/21	1,250,000	1,261,475
KFW	1.750%	10/15/19	2,500,000	2,560,062
KFW	1.875%	11/30/20	1,000,000	1,029,398
Kommunalbanken AS (a)	2.125%	02/11/25	1,000,000	1,023,384
Kommunivest I Sverige AB (a)	1.500%	04/23/19	1,000,000	1,014,194
Nacional Financiera SNC (a)	3.375%	11/05/20	1,000,000	1,019,000
Svensk Exportkredit AB	1.875%	06/23/20	1,000,000	1,018,617
				11,435,189
GAS UTILITIES—0.7%
Brooklyn Union Gas Co. (a)	4.504%	03/10/46	1,250,000	1,414,519
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	308,725
Laclede Group, Inc.	2.550%	08/15/19	1,250,000	1,234,995
National Fuel Gas Co.	6.500%	04/15/18	500,000	531,000
				3,489,239
HEALTH CARE EQUIPMENT & SUPPLIES—0.1%
DENTSPLY International, Inc.	2.750%	08/15/16	570,000	571,035
HEALTH CARE PROVIDERS & SERVICES—0.9%
Express Scripts Holding Co.	3.300%	02/25/21	1,000,000	1,048,614
Howard Hughes Medical Institute	3.500%	09/01/23	1,500,000	1,655,322
Laboratory Corp. of America Holdings	2.625%	02/01/20	1,000,000	1,021,390
McKesson Corp.	6.000%	03/01/41	474,000	598,626
				4,323,952
HOME BUILDERS—0.2%
DR Horton, Inc.	3.625%	02/15/18	750,000	761,962
HOTELS, RESTAURANTS & LEISURE—0.5%
Brinker International, Inc.	2.600%	05/15/18	500,000	505,931
Hyatt Hotels Corp.	3.375%	07/15/23	1,000,000	1,011,685
Starbucks Corp.	2.450%	06/15/26	1,000,000	1,015,529
				2,533,145
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.8%
FPL Energy American Wind LLC (a)	6.639%	06/20/23	559,782	551,385
FPL Energy National Wind LLC (a)	5.608%	03/10/24	324,213	308,002
Harper Lake Solar Funding Corp. (a)	7.645%	12/31/18	735,091	768,170
LS Power Funding Corp.	8.080%	12/30/16	589,083	601,440
Midland Cogeneration Venture LP (a)	5.250%	03/15/25	219,155	223,756
Midland Cogeneration Venture LP (a)	6.000%	03/15/25	547,714	594,094
NRG Yield Operating LLC	5.375%	08/15/24	500,000	497,500
Salton Sea Funding Corp.	7.475%	11/30/18	322,955	320,632
Solar Star Funding LLC (a)	3.950%	06/30/35	335,000	354,531
Solar Star Funding LLC (a)	5.375%	06/30/35	500,000	592,778
SteelRiver Transmission Co. LLC (a)	4.710%	06/30/17	874,457	885,203
Tenaska Virginia Partners LP (a)	6.119%	03/30/24	979,575	1,089,528
Topaz Solar Farms LLC (a)	4.875%	09/30/39	333,716	356,593
Topaz Solar Farms LLC (a)	5.750%	09/30/39	767,617	874,055
TransAlta Corp.	6.900%	05/15/18	500,000	513,973
Utility Contract Funding LLC (a)	7.944%	10/01/16	56,682	57,381
				8,589,021
INDUSTRIAL CONGLOMERATES—0.1%
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	01/15/19	500,000	517,801
INSURANCE—3.1%
American International Group, Inc.	3.750%	07/10/25	1,250,000	1,274,006
CNA Financial Corp.	4.500%	03/01/26	1,250,000	1,330,507
Fidelity National Financial, Inc.	5.500%	09/01/22	725,000	799,338
Horace Mann Educators Corp.	4.500%	12/01/25	335,000	353,906
Kemper Corp.	4.350%	02/15/25	1,250,000	1,295,933
Liberty Mutual Group, Inc. (a)	4.950%	05/01/22	1,050,000	1,160,325
Markel Corp.	3.625%	03/30/23	400,000	413,416

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Impact Bond Fund
June 30, 2016 (unaudited)

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—45.1%, continued
INSURANCE—3.1%, continued
Marsh & McLennan Cos., Inc.	3.500%	06/03/24	$473,000	$491,203
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	1,054,653
OneBeacon US Holdings, Inc.	4.600%	11/09/22	1,000,000	1,016,985
Progressive Corp. (c)	6.700%	06/15/37	500,000	458,750
Provident Cos., Inc.	7.000%	07/15/18	340,000	371,386
Prudential Financial, Inc. (c)	5.875%	09/15/42	500,000	540,625
RLI Corp.	4.875%	09/15/23	1,000,000	1,084,635
TIAA Asset Management Finance Co. LLC (a)	2.950%	11/01/19	1,000,000	1,024,458
Unum Group	3.000%	05/15/21	700,000	715,914
W.R. Berkley Corp.	6.150%	08/15/19	710,000	791,357
W.R. Berkley Corp.	4.625%	03/15/22	250,000	273,122
				14,450,519
IT SERVICES—0.6%
Broadridge Financial Solutions, Inc.	3.950%	09/01/20	1,000,000	1,067,143
Fiserv, Inc.	2.700%	06/01/20	1,000,000	1,035,281
Xerox Corp.	2.750%	03/15/19	500,000	497,801
				2,600,225
LIFE SCIENCES TOOLS & SERVICES—0.3%
Agilent Technologies, Inc.	3.875%	07/15/23	1,250,000	1,323,209
MACHINERY—1.0%
Harsco Corp.	5.750%	05/15/18	550,000	518,375
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	1,075,091
Kennametal, Inc.	2.650%	11/01/19	1,000,000	1,005,366
Pall Corp.	5.000%	06/15/20	1,000,000	1,138,468
Snap-on, Inc.	4.250%	01/15/18	500,000	523,512
Valmont Industries, Inc.	6.625%	04/20/20	334,000	378,126
				4,638,938
MEDIA—0.7%
Comcast Corp.	4.750%	03/01/44	500,000	583,012
Omnicom Group, Inc.	6.250%	07/15/19	1,000,000	1,137,072
Scripps Networks Interactive, Inc.	2.800%	06/15/20	1,000,000	1,015,693
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	465,723
				3,201,500
METALS & MINING—0.5%
Newcrest Finance Pty Ltd. (a)	4.450%	11/15/21	1,000,000	1,030,050
Nucor Corp.	4.125%	09/15/22	665,000	723,262
Reliance Steel & Aluminum Co.	4.500%	04/15/23	705,000	720,746
				2,474,058
MULTILINE RETAIL—0.3%
Dollar General Corp.	4.125%	07/15/17	700,000	719,706
Macy's Retail Holdings, Inc.	9.500%	04/15/21	450,000	503,005
				1,222,711
MULTI-UTILITIES—0.9%
Consumers Energy Co.	6.700%	09/15/19	750,000	875,041
Puget Energy, Inc.	5.625%	07/15/22	750,000	856,283
Puget Sound Energy, Inc.	6.740%	06/15/18	1,000,000	1,096,328
Westar Energy, Inc.	2.550%	07/01/26	1,260,000	1,260,937
				4,088,589
OIL, GAS & CONSUMABLE FUELS—0.5%
ConocoPhillips Holdings Co.	6.950%	04/15/29	1,000,000	1,248,068
Denbury Resources, Inc.	4.625%	07/15/23	400,000	258,000
Merey Sweeny LP (a)	8.850%	12/18/19	381,040	426,283
Ras Laffan Liquefied Natural Gas Co. Ltd. II (a)	5.298%	09/30/20	476,600	509,171
Ras Laffan Liquefied Natural Gas Co. Ltd. III (a)	5.832%	09/30/16	107,400	108,579
				2,550,101
PAPER & FOREST PRODUCTS—0.2%
Domtar Corp.	9.500%	08/01/16	286,000	287,325
PH Glatfelter Co.	5.375%	10/15/20	750,000	761,250
				1,048,575
PHARMACEUTICALS—0.5%
AbbVie, Inc.	2.000%	11/06/18	500,000	505,104
AbbVie, Inc.	2.500%	05/14/20	500,000	511,162
Zoetis, Inc.	3.250%	02/01/23	1,200,000	1,222,825
				2,239,091
PIPELINES—1.1%
Columbia Pipeline Group, Inc. (a)	3.300%	06/01/20	850,000	878,828
Enbridge Energy Partners LP	5.200%	03/15/20	500,000	524,573
Florida Gas Transmission Co. LLC (a)	4.350%	07/15/25	1,000,000	992,067
Kern River Funding Corp. (a)	4.893%	04/30/18	532,833	564,639
Northern Natural Gas Co. (a)	4.100%	09/15/42	1,000,000	1,053,440
Spectra Energy Capital LLC	6.750%	07/15/18	800,000	853,961
Williams Partners LP	4.875%	05/15/23	500,000	483,277
				5,350,785
PROFESSIONAL SERVICES—0.5%
Dun & Bradstreet Corp.	4.375%	12/01/22	1,000,000	1,024,177
Verisk Analytics, Inc.	5.800%	05/01/21	960,000	1,101,075
				2,125,252
REAL ESTATE INVESTMENT TRUSTS (REITS)—1.1%
Digital Realty Trust LP	3.950%	07/01/22	1,250,000	1,309,405
Health Care REIT, Inc.	4.700%	09/15/17	1,018,000	1,055,106
National Retail Properties, Inc.	3.800%	10/15/22	750,000	792,274
Regency Centers LP	3.750%	06/15/24	1,000,000	1,042,016
Vornado Realty LP	2.500%	06/30/19	1,000,000	1,018,812
				5,217,613

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Impact Bond Fund
June 30, 2016 (unaudited)

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—45.1%, continued
ROAD & RAIL—1.5%
Burlington Northern Santa Fe LLC	7.160%	01/02/20	$519,839	$566,531
Burlington Northern Santa Fe LLC	5.750%	05/01/40	1,000,000	1,282,711
Kansas City Southern (a)	2.350%	05/15/20	500,000	499,692
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	1,141,151
Penske Truck Leasing Co. LP/PTL Finance Corp. (a)	3.750%	05/11/17	1,000,000	1,018,906
Ryder System, Inc.	2.650%	03/02/20	455,000	460,799
Ryder System, Inc.	2.500%	05/11/20	795,000	804,562
TTX Co. (a)	2.600%	06/15/20	1,000,000	1,020,995
				6,795,347
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
Applied Materials, Inc.	7.125%	10/15/17	500,000	535,761
Intel Corp.	4.900%	07/29/45	1,000,000	1,164,869
KLA-Tencor Corp.	3.375%	11/01/19	600,000	620,471
Lam Research Corp.	2.750%	03/15/20	1,000,000	1,021,924
Maxim Integrated Products, Inc.	3.375%	03/15/23	500,000	517,436
Xilinx, Inc.	2.125%	03/15/19	500,000	506,533
				4,366,994
SOFTWARE—0.5%
Microsoft Corp.	4.450%	11/03/45	1,500,000	1,691,475
Symantec Corp.	2.750%	06/15/17	500,000	502,481
				2,193,956
SOFTWARE & SERVICES—0.3%
S&P Global, Inc.	3.300%	08/14/20	750,000	784,682
S&P Global, Inc.	4.000%	06/15/25	500,000	545,788
				1,330,470
SPECIALTY RETAIL—0.9%
Advanced Auto Parts, Inc.	4.500%	01/15/22	402,000	432,940
Gap, Inc.	5.950%	04/12/21	1,000,000	1,042,970
Lowe's Cos., Inc.	4.650%	04/15/42	1,000,000	1,165,279
O'Reilly Automotive, Inc.	3.800%	09/01/22	1,000,000	1,076,774
Staples, Inc.	2.750%	01/12/18	580,000	582,544
				4,300,507
SUPRANATIONAL—5.2%
African Development Bank	0.750%	10/18/16	1,000,000	999,720
African Development Bank	1.375%	12/17/18	1,000,000	1,013,139
Asian Development Bank	2.125%	03/19/25	1,000,000	1,034,951
Axis Bank/Dubai	2.875%	06/01/21	500,000	500,876
Banco Nal Costa Rica	5.875%	04/25/21	750,000	773,775
European Bank For Reconstruction & Development	1.625%	04/10/18	500,000	505,738
European Investment Bank	2.500%	10/15/24	1,000,000	1,059,763
European Investment Bank	2.125%	04/13/26	1,000,000	1,024,378
Inter-American Development Bank	1.500%	09/25/18	2,500,000	2,534,668
Inter-American Development Bank	2.125%	11/09/20	3,000,000	3,120,435
Inter-American Development Bank	4.375%	01/24/44	3,000,000	3,972,171
International Bank for Reconstruction & Development	2.125%	03/03/25	500,000	519,070
International Finance Corp.	0.625%	11/15/16	2,000,000	2,000,120
International Finance Corp.	1.250%	11/27/18	1,000,000	1,009,063
International Finance Facility for Immunisation Co. (a) (c)	0.802%	07/05/16	2,000,000	2,000,000
Nordic Investment Bank	2.250%	09/30/21	1,000,000	1,046,905
North American Development Bank	2.300%	10/10/18	1,000,000	1,022,336
				24,137,108
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.4%
Apple, Inc.	2.850%	02/23/23	1,250,000	1,313,520
Seagate HDD Cayman	3.750%	11/15/18	635,000	635,400
				1,948,920
TEXTILES, APPAREL & LUXURY GOODS—0.3%
Hanesbrands, Inc.	4.625%	05/15/24	500,000	501,250
Levi Strauss & Co.	6.875%	05/01/22	750,000	795,937
				1,297,187
TOTAL CORPORATE BONDS (Cost $199,940,989)				210,853,224
CORPORATE NOTES—1.0%
COMMUNITY DEVELOPMENT—1.0%
Calvert Social Investment Foundation, Inc. (e)	1.000%	06/15/17	1,700,000	1,700,000
Calvert Social Investment Foundation, Inc. (e)	1.000%	12/15/17	1,200,000	1,200,000
Calvert Social Investment Foundation, Inc. (e)	1.500%	06/17/19	1,700,000	1,700,000
TOTAL CORPORATE NOTES (Cost $4,600,000)				4,600,000
U.S. GOVERNMENT AGENCIES—40.5%
FEDERAL HOME LOAN BANK—3.0%
FHLB	0.625%	11/23/16	4,000,000	4,002,148
FHLB	5.000%	11/17/17	2,500,000	2,648,857
FHLB	3.375%	06/12/20	1,000,000	1,086,702
FHLB	5.500%	07/15/36	4,320,000	6,232,745
				13,970,452
FEDERAL HOME LOAN MORTGAGE CORPORATION—17.2%
FHLMC	5.500%	07/18/16	3,500,000	3,508,680
FHLMC	6.000%	09/01/17	22,041	22,372
FHLMC	4.500%	06/01/18	59,309	60,678
FHLMC	4.875%	06/13/18	6,200,000	6,700,886
FHLMC	3.750%	03/27/19	3,020,000	3,260,622
FHLMC	5.000%	04/01/19	44,803	46,097
FHLMC	1.250%	10/02/19	2,710,000	2,742,181
FHLMC	1.375%	05/01/20	4,000,000	4,060,304
FHLMC	5.000%	12/01/21	115,615	122,493
FHLMC	2.375%	01/13/22	9,460,000	10,019,587
FHLMC	5.500%	04/01/22	78,404	85,011
FHLMC	4.000%	11/01/24	668,428	709,933
FHLMC	4.000%	10/01/25	295,493	314,833
FHLMC	6.000%	04/01/27	218,937	248,561
FHLMC	2.500%	10/01/27	1,215,775	1,259,669
FHLMC	7.000%	02/01/30	131,928	148,057
FHLMC	7.500%	07/01/30	218,301	257,452
FHLMC	7.000%	03/01/31	77,632	94,973
FHLMC	6.250%	07/15/32	3,000,000	4,538,745
FHLMC	3.000%	11/01/32	2,096,801	2,207,982
FHLMC	3.000%	11/01/32	1,376,920	1,450,038

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Impact Bond Fund
June 30, 2016 (unaudited)

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
U.S. GOVERNMENT AGENCIES—40.5%, continued
FEDERAL HOME LOAN MORTGAGE CORPORATION—17.2%, continued
FHLMC	5.500%	11/01/33	$80,302	$90,691
FHLMC	2.481%	05/01/34	79,698	83,521
FHLMC	2.481%	05/01/34	138,418	146,004
FHLMC	5.000%	07/01/35	175,492	194,147
FHLMC	4.500%	10/01/35	344,053	376,408
FHLMC	5.500%	03/01/36	86,561	97,261
FHLMC	5.500%	06/01/36	134,969	151,515
FHLMC	6.000%	06/01/36	133,330	154,711
FHLMC	5.500%	12/01/36	111,971	125,714
FHLMC	6.000%	08/01/37	66,273	75,764
FHLMC	5.000%	03/01/38	546,261	605,491
FHLMC	4.500%	06/01/39	567,083	621,614
FHLMC	5.000%	06/01/39	897,795	991,089
FHLMC	4.500%	07/01/39	638,014	698,279
FHLMC	4.500%	11/01/39	603,875	660,318
FHLMC	4.500%	09/01/40	901,723	990,391
FHLMC	4.500%	05/01/41	1,765,466	1,939,108
FHLMC	4.500%	07/01/41	1,777,339	1,951,448
FHLMC	5.000%	09/01/41	870,231	964,935
FHLMC	3.500%	10/01/41	1,059,006	1,118,384
FHLMC	4.000%	10/01/41	899,580	967,260
FHLMC	3.500%	02/01/42	1,622,215	1,713,701
FHLMC	4.000%	02/01/42	517,213	556,207
FHLMC	3.500%	06/01/42	1,776,307	1,876,202
FHLMC	3.500%	06/01/42	1,758,300	1,856,866
FHLMC	3.500%	08/01/42	1,923,325	2,030,701
FHLMC	3.000%	11/01/42	2,622,739	2,725,679
FHLMC	3.000%	01/01/43	1,616,760	1,679,967
FHLMC	3.000%	05/01/43	2,366,633	2,458,169
FHLMC	3.500%	10/01/44	2,480,848	2,616,403
FHLMC	3.500%	11/01/44	2,309,351	2,435,535
FHLMC	3.500%	04/01/45	2,669,355	2,816,958
FHLMC	3.000%	05/01/46	2,992,028	3,104,724
				80,734,319
FEDERAL NATIONAL MORTGAGE ASSOCIATION—19.0%
FNMA	5.000%	02/13/17	1,800,000	1,850,004
FNMA	1.125%	04/27/17	2,000,000	2,008,856
FNMA	5.000%	07/01/18	46,409	47,677
FNMA	5.000%	09/01/18	73,620	75,599
FNMA	1.875%	02/19/19	3,000,000	3,083,007
FNMA	7.000%	11/01/19	8,424	8,864
FNMA	7.000%	11/01/19	8,446	8,884
FNMA	3.500%	07/01/20	301,441	319,635
FNMA	5.500%	06/01/22	123,966	133,953
FNMA	2.590%	07/01/22	2,477,340	2,603,554
FNMA	2.890%	07/01/22	2,463,947	2,626,018
FNMA	2.190%	01/01/23	2,000,000	2,062,074
FNMA	2.770%	07/01/23	2,420,458	2,558,233
FNMA	2.625%	09/06/24	10,750,000	11,565,882
FNMA	3.080%	12/01/24	2,438,265	2,640,285
FNMA	5.000%	04/01/25	164,490	182,508
FNMA	5.000%	07/01/25	128,964	143,121
FNMA	3.500%	10/01/25	296,252	314,219
FNMA	5.000%	10/01/25	160,453	178,048
FNMA	5.500%	11/01/25	51	57
FNMA	4.000%	03/01/26	1,019,357	1,087,078
FNMA	2.125%	04/24/26	3,500,000	3,594,685
FNMA	8.500%	09/01/26	53,554	59,575
FNMA	2.500%	09/01/27	1,496,102	1,552,349
FNMA	2.500%	11/01/27	2,103,281	2,182,301
FNMA	2.500%	01/01/28	1,439,613	1,493,928
FNMA	6.625%	11/15/30	2,250,000	3,447,313
FNMA	3.000%	12/01/32	2,056,410	2,167,804
FNMA	6.000%	10/01/33	75,240	86,836
FNMA	2.075%	02/01/34	152,460	156,547
FNMA	5.500%	02/01/34	92,335	104,724
FNMA	2.786%	05/01/34	107,803	114,296
FNMA	2.895%	05/01/34	59,873	62,372
FNMA	6.000%	11/01/34	210,429	243,057
FNMA	5.500%	01/01/35	164,020	184,370
FNMA	5.000%	10/01/35	228,528	254,583
FNMA	5.500%	10/01/35	243,434	276,141
FNMA	6.000%	10/01/35	123,052	141,863
FNMA	5.500%	06/01/36	60,346	67,722
FNMA	6.000%	06/01/36	71,253	81,712
FNMA	5.500%	11/01/36	80,341	90,387
FNMA	2.845%	05/01/37	144,375	152,217
FNMA	5.625%	07/15/37	2,750,000	4,015,237
FNMA	4.500%	09/01/40	566,284	620,701
FNMA	4.500%	10/01/40	560,820	614,808
FNMA	4.000%	12/01/40	1,278,583	1,374,964
FNMA	4.000%	01/01/41	918,065	987,356
FNMA	3.500%	02/01/41	1,267,172	1,340,176
FNMA	4.000%	10/01/41	842,078	905,111
FNMA	4.000%	11/01/41	779,204	837,799
FNMA	4.000%	12/01/41	1,996,608	2,146,015
FNMA	4.000%	12/01/41	1,038,561	1,116,487
FNMA	4.000%	01/01/42	2,218,014	2,420,636
FNMA	3.500%	05/01/42	1,535,064	1,625,653
FNMA	3.000%	06/01/42	2,262,377	2,352,846
FNMA	3.000%	08/01/42	2,068,487	2,151,287
FNMA	3.000%	08/01/42	2,100,357	2,184,572
FNMA	3.500%	12/01/42	2,348,254	2,510,236
FNMA	3.000%	06/01/43	2,004,260	2,084,355
FNMA	4.000%	12/01/44	2,819,698	3,079,103
FNMA	3.500%	05/01/45	3,007,619	3,216,351
FNMA	3.000%	04/01/46	2,981,534	3,096,952
				88,692,983
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—0.3%
GNMA	7.000%	12/20/30	28,983	35,572
GNMA	7.000%	10/20/31	22,157	27,512
GNMA	7.000%	03/20/32	75,743	95,085
GNMA	1.750%	01/20/34	70,498	73,812
GNMA	5.500%	10/20/38	43,619	46,124
GNMA	6.500%	11/20/38	15,474	17,043
GNMA	2.250%	04/16/42	1,095,365	1,110,193
				1,405,341
OVERSEAS PRIVATE INVESTMENT CORPORATION—0.7%
OPIC	3.280%	09/15/29	1,100,000	1,177,925
OPIC	3.540%	06/15/30	823,534	906,917
OPIC	3.820%	06/01/33	986,172	1,106,082
				3,190,924

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Impact Bond Fund
June 30, 2016 (unaudited)

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
SMALL BUSINESS ADMINISTRATION—0.1%
Small Business Administration	0.849%	02/25/32	$386,867	$385,138
UNITED STATES DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT—0.2%
United States Department of Housing and Urban Development	2.350%	08/01/21	1,000,000	1,056,459
TOTAL U.S. GOVERNMENT AGENCIES (Cost $181,545,584)				189,435,616
INVESTMENT COMPANIES—0.7%
Pax World High Yield Bond Fund - Individual Investor Class (Cost $4,199,236)			530,984	3,361,127

TOTAL INVESTMENTS (Cost (f) $431,088,113—Unrealized gain/loss $19,053,838)—96.3%				$450,141,951
Other assets in excess of liabilities—3.7%				17,230,814
NET ASSETS—100.0%				$467,372,765

(a)

144a security is restricted as to resale to institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At June 30, 2016, these securities were valued at $42,576,229 or 9.1% of net assets.

(b)	This security has been fair valued by the Pricing Committee under the guidelines established by the Board of Trustees (Note 2).
(c)	Variable rate security. Rates presented are the rates in effect at June 30, 2016.
(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid security.
(f)	Represents cost for financial reporting purposes.

REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis International Index Fund
June 30, 2016 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.8%
AUSTRALIA—5.6%
BANKS—2.0%
Australia & New Zealand Banking Group Ltd. (a)	6,107	$111,261
Australia & New Zealand Banking Group Ltd. - ADR	36,061	652,343
Commonwealth Bank Of Australia (a)	17,730	995,108
Commonwealth Bank Of Australia - ADR	613	34,236
National Australia Bank Ltd. (a)	4,644	89,155
National Australia Bank Ltd. - ADR	63,688	606,947
Westpac Banking Corp. (a)	4,051	89,826
Westpac Banking Corp. - ADR	43,855	968,757
		3,547,633
BIOTECHNOLOGY—0.3%
CSL Ltd. (a)	2,979	251,207
CSL Ltd. - ADR	6,332	265,089
		516,296
CAPITAL MARKETS—0.2%
Macquarie Group Ltd. (a)	5,439	283,101
Macquarie Group Ltd. - ADR	2,747	139,932
		423,033
CHEMICALS—0.1%
Orica Ltd. (a)	19,480	181,198
CONTAINERS & PACKAGING—0.2%
Amcor Ltd. (a)	15,893	178,680
Amcor Ltd. - ADR	3,500	156,275
		334,955
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Telstra Corp. Ltd. (a)	17,682	73,900
Telstra Corp. Ltd. - ADR	10,910	226,928
		300,828
FOOD & STAPLES RETAILING—0.3%
Wesfarmers Ltd. (a)	16,433	495,528
INSURANCE—0.2%
Suncorp Group Ltd. (a)	46,152	423,176

METALS & MINING—0.9%
Alumina Ltd. - ADR	41,858	160,735
BHP Billiton Ltd. - ADR	31,920	911,635
BHP Billiton plc (a)	30,582	387,074
Newcrest Mining Ltd. - ADR (b)	9,928	172,052
South32 Ltd. (a) (b)	30,582	36,543
		1,668,039
OIL, GAS & CONSUMABLE FUELS—0.9%
Caltex Australia Ltd. (a)	12,181	293,660
Oil Search Ltd. (a)	60,661	306,287
Origin Energy Ltd. (a)	100,656	439,743
Woodside Petroleum Ltd. (a)	18,241	369,848
Woodside Petroleum Ltd. - ADR	5,235	104,438
		1,513,976
REAL ESTATE INVESTMENT TRUSTS (REITS)—0.3%
Scentre Group REIT (a)	25,459	94,291
Shopping Centres Australasia Property Group REIT (a)	1	2
Westfield Corp. REIT (a)	47,772	383,706
		477,999
TRANSPORTATION INFRASTRUCTURE—0.0% (c)
Sydney Airport (a)	9,815	51,247
		9,933,908
AUSTRIA—0.1%
BANKS—0.1%
Erste Group Bank AG (a) (b)	5,112	116,371
Erste Group Bank AG - ADR	12,078	137,931
		254,302
BELGIUM—0.1%
FOOD & STAPLES RETAILING—0.1%
Colruyt SA (a)	8,334	461,112
Delhaize Group (a)	1,156	122,094
Delhaize Group - ADR	22,300	585,598
		1,168,804
BERMUDA—0.0% (c)
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.0% (c)
Brookfield Business Partners L.P (b)	410	7,831
BRAZIL—1.4%
BANKS—0.3%
Banco Bradesco SA - ADR	70,220	548,418
CHEMICALS—0.1%
Braskem SA - ADR	13,824	163,815
FOOD PRODUCTS—0.2%
BRF SA - ADR	21,929	305,471
METALS & MINING—0.2%
Vale SA - ADR	75,734	383,214
OIL GAS & CONSUMABLE FUELS—0.4%
Petroleo Brasileiro SA - ADR (b)	63,920	457,667
Ultrapar Participacoes SA - ADR	14,545	320,135
		777,802
WATER UTILITIES—0.2%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	36,049	322,999
		2,501,719
CANADA—6.3%
AUTO COMPONENTS—0.2%
Magna International, Inc. - Class A	11,430	400,850
BANKS—1.6%
Bank of Montreal	7,625	483,349
Bank of Nova Scotia	12,180	596,942
Royal Bank of Canada	17,137	1,012,625
Toronto-Dominion Bank	18,236	782,871
		2,875,787
CHEMICALS—0.4%
Agrium, Inc.	3,522	318,459
Methanex Corp.	9,429	274,384
Potash Corp. of Saskatchewan, Inc.	13,104	212,809
		805,652

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index Fund
June 30, 2016 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.8%, continued
CANADA—6.3%, continued
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.1%
TransAlta Corp.	20,678	$107,939
INSURANCE—0.5%
Manulife Financial Corp.	41,223	563,518
Sun Life Financial, Inc.	11,714	384,571
		948,089
MEDIA—0.1%
Shaw Communications, Inc. - Class B	7,628	146,458
METALS & MINING—0.7%
Barrick Gold Corp.	12,151	259,424
Teck Resources Ltd. - Class B	76,983	1,013,866
		1,273,290
OIL, GAS & CONSUMABLE FUELS—1.5%
Cameco Corp.	15,488	169,903
Cenovus Energy, Inc.	23,980	331,404
Enbridge, Inc.	18,096	766,547
Encana Corp.	66,587	518,713
Suncor Energy, Inc.	30,429	843,796
		2,630,363
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
Brookfield Asset Management, Inc. - Class A	20,511	678,299
ROAD & RAIL—0.8%
Canadian National Railway Co.	12,210	721,123
Canadian Pacific Railway Ltd.	5,165	665,200
		1,386,323
		11,253,050
CHILE—0.6%
AIRLINES—0.2%
Latam Airlines Group SA - ADR (b)	37,423	246,992
BEVERAGES—0.1%
Embotelladora Andina SA - Class B - ADR	6,720	142,464
CHEMICALS—0.2%
Sociedad Quimica y Minera de Chile SA - ADR	15,440	381,677
METALS & MINING—0.1%
Antofagasta plc (a)	31,044	194,076
Antofagasta plc - ADR	3,393	42,362
		236,438
		1,007,571
CHINA—3.9%
AIRLINES—0.1%
China Southern Airlines Co. Ltd. - ADR	5,546	158,005
BANKS—0.5%
China Construction Bank Corp. - ADR	69,587	916,461
CHEMICALS—0.2%
Sinopec Shanghai Petrochemical Co. Ltd. - ADR	7,041	322,971
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
China Telecom Corp. Ltd. - ADR	6,115	275,114
INSURANCE—0.8%
China Life Insurance Company Ltd. - ADR	66,612	716,745
Ping An Insurance Group Co. Of China Ltd. - ADR	33,826	301,390
INSURANCE—0.8%, continued
Ping An Insurance Group Co. Of China Ltd. - Class H (a) (b)	87,088	385,849
		1,403,984
INTERNET SOFTWARE & SERVICES—1.9%
Alibaba Group Holdings Ltd. - ADR (b)	4,878	387,947
Baidu, Inc. - ADR (b)	1,948	321,712
Tencent Holdings Ltd. - ADR	119,811	2,752,059
		3,461,718
ROAD & RAIL—0.1%
Guangshen Railway Co. - ADR	8,797	208,577
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.1%
Lenovo Group Ltd. - ADR	18,577	224,410
		6,971,240
COLOMBIA—0.5%
BANKS—0.2%
BanColombia SA - ADR	10,431	364,250
OIL, GAS & CONSUMABLE FUELS—0.3%
Ecopetrol SA - ADR (b)	50,865	486,269
		850,519
DENMARK—1.2%
BANKS—0.2%
Danske Bank A/S (a)	11,624	305,892
Danske Bank A/S - ADR	6,614	88,165
		394,057
PHARMACEUTICALS—0.9%
Novo Nordisk A/S - ADR	28,510	1,533,268
TEXTILES, APPAREL & LUXURY GOODS—0.1%
Pandora A/S (a)	1,365	185,878
		2,113,203
FINLAND—0.5%
COMMUNICATIONS EQUIPMENT—0.2%
Nokia OYJ - ADR	50,312	286,275
MACHINERY—0.2%
Kone OYJ - Class B (a)	9,457	436,373
PAPER & FOREST PRODUCTS—0.1%
Stora Enso OYJ - ADR	32,308	257,495
		980,143
FRANCE—6.4%
AUTO COMPONENTS—0.6%
Cie Generale des Etablissements Michelin - ADR	25,215	480,346
Cie Generale Des Etablissements Michelin (a)	1,074	101,198
Valeo SA (a)	2,793	123,973
Valeo SA - ADR	13,056	292,389
		997,906
AUTOMOBILES—0.2%
Renault SA (a)	5,892	444,759
BANKS—0.7%
BNP Paribas SA - ADR	28,958	653,872
Credit Agricole SA (a)	11,014	92,579
Credit Agricole SA - ADR	14,211	60,113
Societe Generale SA (a)	4,111	128,596

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index Fund
June 30, 2016 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.8%, continued
FRANCE—6.4%, continued
BANKS—0.7%, continued
Societe Generale SA - ADR	36,300	$233,409
		1,168,569
BUILDING PRODUCTS—0.2%
Cie de Saint-Gobain (a)	11,742	445,015
CONSTRUCTION & ENGINEERING—0.4%
Bouygues SA (a)	8,092	231,784
Vinci SA - ADR	30,694	543,591
		775,375
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Orange SA - ADR	24,634	404,490
Vivendi SA (a)	9,270	173,402
Vivendi SA - ADR	1,680	31,601
		609,493
ELECTRICAL EQUIPMENT—0.5%
Legrand SA (a)	17,254	883,112
ENERGY EQUIPMENT & SERVICES—0.2%
Technip SA - ADR	26,180	354,608
FOOD & STAPLES RETAILING—0.2%
Carrefour SA (a)	1,523	37,453
Carrefour SA - ADR	49,035	241,497
		278,950
FOOD PRODUCTS—0.7%
Danone SA - ADR	85,545	1,212,173
HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
Essilor International SA (a)	4,503	591,729
Essilor International SA - ADR	952	63,056
		654,785
INSURANCE—0.4%
AXA SA - ADR	34,977	703,737
MEDIA—0.2%
Publicis Groupe SA - ADR	26,260	442,481
MULTI-UTILITIES—0.4%
Engie SA (b)	2,524	40,520
Engie SA - ADR	17,681	286,609
Veolia Environnement SA (a)	11,656	251,666
Veolia Environnement SA - ADR (b)	8,771	190,068
		768,863
PERSONAL PRODUCTS—0.6%
L'Oreal SA (a)	382	73,123
L'Oreal SA - ADR	26,720	1,026,315
		1,099,438
SOFTWARE—0.3%
Dassault Systemes - ADR	6,224	472,713
		11,311,977
GERMANY—6.0%
AIR FREIGHT & LOGISTICS—0.4%
Deutsche Post AG (a)	10,161	286,215
Deutsche Post AG - ADR	14,832	419,152
		705,367
AIRLINES—0.1%
Deutsche Lufthansa AG - ADR	10,201	120,576
AUTOMOBILES—0.4%
Bayerische Motoren Werke AG - ADR	27,692	679,562
BANKS—0.2%
Deutsche Bank AG (b)	26,653	365,946
CHEMICALS—0.6%
BASF SE - ADR	13,580	1,041,586
DIVERSIFIED FINANCIAL SERVICES—0.2%
Deutsche Boerse AG (a)	3,878	318,545
Deutsche Boerse AG - ADR	15,060	123,040
		441,585
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
Deutsche Telekom AG - ADR	37,132	630,501
HEALTH CARE PROVIDERS & SERVICES—0.7%
Fresenius Medical Care AG & Co. KGaA - ADR	19,354	843,254
Fresenius SE & Co. KGaA (a)	5,130	376,878
		1,220,132
INSURANCE—1.0%
Allianze SE - ADR	76,050	1,095,120
Muenchener Rueckversicherungs-Gesellschaft AG (a)	1,682	282,017
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	18,890	316,785
		1,693,922
MULTI-UTILITIES—0.2%
RWE AG (a) (b)	17,185	273,630
RWE AG - ADR (b)	5,585	88,690
		362,320
PHARMACEUTICALS—0.6%
Bayer AG - ADR	9,846	991,000
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Infineon Technologies AG - ADR	12,109	175,823
SOFTWARE—0.6%
SAP SE - ADR	13,243	993,490
TEXTILES, APPAREL & LUXURY GOODS—0.5%
adidas AG (a)	1,323	189,885
adidas AG - ADR	9,964	714,319
Puma SE (a)	285	63,816
		968,020
TRADING COMPANIES & DISTRIBUTORS—0.1%
Brenntag AG (a)	5,521	267,405
		10,657,235
HONG KONG—4.5%
BANKS—0.3%
BOC Hong Kong Holdings Ltd. (a)	158,000	476,098
BOC Hong Kong Holdings Ltd. - ADR	1,754	105,380
		581,478
DIVERSIFIED FINANCIAL SERVICES—0.2%
Hong Kong Exchanges & Clearing Ltd. (a)	11,000	268,014

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index Fund
June 30, 2016 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.8%, continued
HONG KONG—4.5%, continued
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
China Unicom Hong Kong Ltd. - ADR	24,284	$252,797
ELECTRIC UTILITIES—0.6%
Cheung Kong Infrastructure Holdings Ltd. (a)	130,000	1,120,839
INDUSTRIAL CONGLOMERATES—0.2%
CK Hutchison Holdings Ltd. (a)	13,000	143,002
Jardine Matheson Holdings Ltd.	751	43,791
Jardine Matheson Holdings Ltd. - ADR	3,618	212,449
		399,242
INSURANCE—0.5%
AIA Group Ltd. (a)	151,200	909,252
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.5%
Henderson Land Development Co. Ltd. (a)	81,343	459,475
Sun Hung Kai Properties Ltd. (a)	28,000	337,920
Sun Hung Kai Properties Ltd. - ADR	22,014	265,709
Swire Pacific Ltd. - Class A (a)	10,000	113,009
Swire Pacific Ltd. - Class A - ADR	32,051	364,740
Swire Properties Ltd. (a)	87,550	233,262
Wharf Holdings Ltd. (a)	150,000	915,356
		2,689,471
TEXTILES, APPAREL & LUXURY GOODS—0.1%
Global Brands Group Holding Ltd. (a) (b)	122,000	10,733
Li & Fung Ltd. (a)	122,000	59,156
Li & Fung Ltd. - ADR	12,287	11,280
		81,169
WIRELESS TELECOMMUNICATION SERVICES—0.9%
China Mobile Ltd. - ADR	28,456	1,647,602
		7,949,864
HUNGARY—0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
Magyar Telekom Telecommunications plc - ADR	11,582	89,008
OIL, GAS & CONSUMABLE FUELS—0.0% (c)
MOL Hungarian Oil & Gas plc - ADR	796	23,034
		112,042
INDIA—2.3%
BANKS—0.9%
HDFC Bank Ltd. - ADR	16,597	1,101,211
ICICI Bank Ltd. - ADR	72,213	518,489
		1,619,700
IT SERVICES—1.1%
Infosys Ltd. - ADR	70,957	1,266,582
Wipro Ltd. - ADR	50,683	626,442
		1,893,024
METALS & MINING—0.0% (c)
Vedanta Ltd. - ADR	3	24
PHARMACEUTICALS—0.3%
Dr. Reddy's Laboratories Ltd. - ADR	10,846	555,640
		4,068,388
INDONESIA—0.9%
BANKS—0.2%
PT Bank Mandiri - ADR	49,403	351,749
DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
Telekomunikasi Indonesia Persero Tbk PT - ADR	18,427	1,132,524
MACHINERY—0.1%
United Tractors Tbk PT - ADR	3,369	75,095
		1,559,368
IRELAND—1.3%
CONSTRUCTION MATERIALS—0.4%
CRH plc - ADR	27,925	826,022
PHARMACEUTICALS—0.4%
Shire plc - ADR	3,634	668,947
PROFESSIONAL SERVICES—0.4%
Experian plc (a)	3,191	60,540
Experian plc - ADR	37,268	708,092
		768,632
		2,263,601
ISRAEL—0.5%
PHARMACEUTICALS—0.4%
Teva Pharmaceutical Industries Ltd. - ADR	13,991	702,768
SOFTWARE—0.1%
Check Point Software Technologies Ltd. (b)	2,576	205,256
		908,024
ITALY—1.3%
BANKS—0.2%
Intesa Sanpaolo SpA (a)	59,272	112,878
Intesa Sanpaolo SpA - ADR	4,450	52,198
UniCredit SpA (a)	62,353	137,108
		302,184
ELECTRIC UTILITIES—0.1%
Enel SpA (a)	58,027	257,566
INSURANCE—0.1%
Assicurazioni Generali SpA (a)	16,056	189,308
OIL, GAS & CONSUMABLE FUELS—0.4%
ENI SpA - ADR	23,598	763,395
TEXTILES, APPAREL & LUXURY GOODS—0.3%
Luxottica Group SpA - ADR	10,605	518,160
TRANSPORTATION INFRASTRUCTURE—0.2%
Atlantia SpA (a)	13,863	346,310
		2,376,923
JAPAN—16.0%
AUTO COMPONENTS—0.4%
Bridgestone Corp. (a)	4,656	149,615
Bridgestone Corp. - ADR	16,204	258,778
Denso Corp. (a)	5,900	207,573
Denso Corp. - ADR	6,048	106,021
		721,987
AUTOMOBILES—1.9%
Honda Motor Co. Ltd. - ADR	32,346	819,324
Nissan Motor Co. Ltd. - ADR	36,396	653,672
Toyota Motor Corp. - ADR	18,470	1,846,816
		3,319,812

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index Fund
June 30, 2016 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.8%, continued
JAPAN—16.0%, continued
BANKS—1.2%
Mitsubishi UFJ Financial Group, Inc. - ADR	203,404	$901,080
Mizuho Financial Group, Inc. - ADR	132,028	376,280
Sumitomo Mitsui Financial Group, Inc. - ADR	135,650	775,918
Sumitomo Mitsui Trust Holdings, Inc. (a)	2,980	9,695
Sumitomo Mitsui Trust Holdings, Inc. - ADR	39,737	128,350
		2,191,323
BUILDING PRODUCTS—0.1%
Asahi Glass Co. Ltd. (a)	3,000	16,279
Asahi Glass Co. Ltd. - ADR	21,219	113,416
		129,695
CAPITAL MARKETS—0.3%
Daiwa Securities Group, Inc. (a)	16,000	84,286
Daiwa Securities Group, Inc. - ADR	49,678	258,822
Nomura Holdings, Inc. - ADR	61,382	215,451
		558,559
CHEMICALS—0.5%
Nitto Denko Corp. (a)	500	31,714
Nitto Denko Corp. - ADR	11,626	366,800
Shin-Etsu Chemical Co. Ltd. (a)	4,200	246,048
Sumitomo Chemical Co. Ltd. (a)	38,000	156,775
		801,337
COMMERCIAL SERVICES & SUPPLIES—0.3%
Dai Nippon Printing Co. Ltd. (a)	50,000	557,192
Dai Nippon Printing Co. Ltd. - ADR	37	408
		557,600
CONSTRUCTION & ENGINEERING—0.4%
JGC Corp. (a)	9,000	128,828
Obayashi Corp. (a)	55,000	585,523
		714,351
DIVERSIFIED FINANCIAL SERVICES—0.2%
ORIX Corp. (a)	2,300	29,760
ORIX Corp. - ADR	5,614	358,791
		388,551
DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
Nippon Telegraph & Telephone Corp. - ADR	26,412	1,243,477
ELECTRIC UTILITIES—0.2%
Chubu Electric Power Co., Inc. (a)	12,600	179,294
Tohoku Electric Power Co., Inc. (a)	12,700	160,265
		339,559
ELECTRICAL EQUIPMENT—0.3%
Nidec Corp. - ADR	30,872	580,394
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
Hitachi Ltd. (a)	11,000	46,084
Hitachi Ltd. - ADR	4,047	168,193
Kyocera Corp. (a)	2,800	133,219
Kyocera Corp. - ADR	3,162	150,701
Murata Manufacturing Co. Ltd. (a)	2,300	257,839
TDK Corp. (a)	800	44,776
TDK Corp. - ADR	826	46,058
		846,870
FOOD PRODUCTS—0.4%
Ajinomoto Co., Inc. (a)	7,000	164,911
Calbee, Inc. (a)	2,700	112,946
Meiji Holdings Co. Ltd. (a)	2,000	205,491
Yakult Honsha Co. Ltd. (a)	2,800	145,511
		628,859
HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
Hoya Corp. (a)	9,500	339,269
Hoya Corp. - ADR	1,734	61,453
Terumo Corp. (a)	11,800	503,521
		904,243
HOUSEHOLD DURABLES—0.9%
Sekisui House Ltd. (a) (b)	8,000	140,083
Sekisui House Ltd. - ADR	30,149	523,085
Sharp Corp. (a) (b)	10,000	10,828
Sharp Corp. - ADR	17,095	17,950
Sony Corp. - ADR	32,917	966,114
		1,658,060
INSURANCE—0.5%
MS&AD Insurance Group Holdings, Inc. - ADR	34,266	437,234
Tokio Marine Holdings, Inc. (a)	4,600	153,124
Tokio Marine Holdings, Inc. - ADR	7,354	241,873
		832,231
INTERNET & CATALOG RETAIL—0.1%
Rakuten, Inc. (a) (b)	18,400	199,682
IT SERVICES—0.1%
Fujitsu Ltd. (a)	20,000	73,539
Fujitsu Ltd. - ADR	1,240	22,603
		96,142
LEISURE PRODUCTS—0.1%
Shimano, Inc. (a)	1,000	152,883
MACHINERY—1.1%
FANUC Corp. (a) (c)	400	65,063
FANUC Corp. - ADR	22,452	605,755
Kubota Corp. - ADR	7,847	522,846
Makita Corp. (a)	600	39,834
Makita Corp. - ADR	4,936	326,023
SMC Corp. (a)	1,900	467,404
		2,026,925
MARINE—0.0% (c)
Nippon Yusen KK - ADR	7,243	24,974
METALS & MINING—0.3%
Nippon Steel Corp. (a)	12,700	245,843
Sumitomo Metal Mining Co. Ltd. (a)	23,000	233,942
		479,785
OIL, GAS & CONSUMABLE FUELS—0.1%
Inpex Corp. (a)	26,239	205,185
PERSONAL PRODUCTS—0.6%
Kao Corp. (a)	1,000	58,237
Kao Corp. - ADR	10,830	626,732
Shiseido Co. Ltd. (a)	2,100	54,716

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index Fund
June 30, 2016 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.8%, continued
JAPAN—16.0%, continued
PERSONAL PRODUCTS—0.6%, continued
Shiseido Co. Ltd. - ADR	15,035	$387,136
		1,126,821
PHARMACEUTICALS—0.7%
Astellas Pharma, Inc. (a)	13,000	203,851
Astellas Pharma, Inc. - ADR	24,473	381,289
Daiichi Sankyo Co. Ltd. (a)	7,700	187,054
Daiichi Sankyo Co. Ltd. - ADR	1,901	45,814
Takeda Pharmaceutical Co. Ltd. (a)	2,700	116,435
Takeda Pharmaceutical Co. Ltd. - ADR	18,144	390,822
		1,325,265
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.8%
Daiwa House Industry Co. Ltd. - ADR	15,470	449,326
Mitsubishi Estate Co. Ltd. (a)	11,000	201,751
Mitsubishi Estate Co. Ltd. - ADR	8,499	155,234
Mitsui Fudosan Co. Ltd. (a)	15,000	344,229
Sumitomo Realty & Development Co. Ltd. (a)	9,000	244,033
		1,394,573
ROAD & RAIL—0.8%
Central Japan Railway Co. (a)	1,348	239,737
East Japan Railway Co. (a)	3,590	332,665
East Japan Railway Co. - ADR	29,226	448,035
Keikyu Corp. (a)	37,000	372,298
		1,392,735
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Rohm Co. Ltd. (a)	700	27,626
Rohm Co. Ltd. - ADR	2,660	51,841
		79,467
SOFTWARE—0.1%
Nintendo Co. Ltd. (a)	300	43,105
Nintendo Co. Ltd. - ADR	11,880	211,226
		254,331
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.3%
FUJIFILM Holdings Corp. - ADR	11,626	447,136
Seiko Epson Corp. (a)	1,200	19,236
Seiko Epson Corp. - ADR	10,312	82,032
		548,404
TEXTILES, APPAREL & LUXURY GOODS—0.1%
Wacoal Holdings Corp. - ADR	5,242	255,757
TRADING COMPANIES & DISTRIBUTORS—0.2%
Mitsui & Co. Ltd. - ADR	1,637	387,592
WIRELESS TELECOMMUNICATION SERVICES—1.1%
KDDI Corp. - ADR	43,480	658,287
NTT DoCoMo, Inc. - ADR	28,611	772,783
Softbank Group Corp. (a)	6,500	367,553
Softbank Group Corp. - ADR	6,172	173,433
		1,972,056
		28,339,485
JERSEY—0.4%
METALS & MINING—0.4%
Randgold Resources Ltd. - ADR	6,079	681,091

LUXEMBOURG—0.3%
ENERGY EQUIPMENT & SERVICES—0.3%
Tenaris SA - ADR	16,654	480,301
MEXICO—1.6%
BEVERAGES—0.3%
Coca-Cola Femsa SAB de CV - ADR	7,597	630,247
CONSTRUCTION MATERIALS—0.3%
Cemex SAB de CV - ADR (b)	80,149	494,519
FOOD & STAPLES RETAILING—0.2%
Wal-Mart de Mexico SAB de CV - ADR	14,734	354,279
MEDIA—0.2%
Grupo Televisa SAB - ADR	13,126	341,801
METALS & MINING—0.2%
Fresnillo plc (a)	14,613	321,800
TRANSPORTATION INFRASTRUCTURE—0.3%
Grupo Aeroportuario del Pacifico SAB de CV - ADR	4,513	463,169
WIRELESS TELECOMMUNICATION SERVICES—0.1%
America Movil SAB de CV - Class L - Series L - ADR	17,340	212,588
		2,818,403
NETHERLANDS—1.9%
BANKS—0.2%
ING Groep NV - ADR	38,217	394,782
CHEMICALS—0.1%
Akzo Nobel NV - ADR	10,773	226,664
FOOD & STAPLES RETAILING—0.3%
Koninklijke Ahold NV - ADR	23,941	529,573
INDUSTRIAL CONGLOMERATES—0.4%
Koninklijke Philips NV - NY Registry Shares	30,708	765,857
LIFE SCIENCES TOOLS & SERVICES—0.2%
QIAGEN NV (b)	16,784	366,059
MEDIA—0.2%
Wolters Kluwer NV (a)	954	38,622
Wolters Kluwer NV - ADR	7,337	299,570
		338,192
OIL, GAS & CONSUMABLE FUELS—0.1%
Koninklijke Vopak NV (a)	3,557	177,037
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.3%
ASML Holding NV - NY Registry Shares	4,549	451,306
SOFTWARE—0.1%
Gemalto NV (a)	2,161	130,901
		3,380,371
NORWAY—0.6%
CHEMICALS—0.1%
Yara International ASA - ADR	7,283	232,801
METALS & MINING—0.1%
Norsk Hydro ASA (a)	40,866	149,589
Norsk Hydro ASA - ADR	13,201	48,316
		197,905

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index Fund
June 30, 2016 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.8%, continued
NORWAY—0.6%, continued
OIL, GAS & CONSUMABLE FUELS—0.4%
Statoil ASA - ADR	41,206	$713,276
		1,143,982
PERU—0.1%
METALS & MINING—0.1%
Southern Copper Corp. - ADR	9,283	250,455
PHILIPPINES—0.1%
WIRELESS TELECOMMUNICATION SERVICES—0.1%
Philippine Long Distance Telephone Co. - ADR	4,418	196,910
PORTUGAL—0.1%
ELECTRIC UTILITIES—0.1%
EDP - Energias de Portugal SA (a)	20,520	62,813
EDP - Energias de Portugal SA - ADR	1,231	37,767
		100,580
RUSSIA—0.2%
WIRELESS TELECOMMUNICATION SERVICES—0.2%
Mobile TeleSystems PJSC - ADR	37,298	308,828
SINGAPORE—1.6%
BANKS—1.1%
DBS Group Holdings Ltd. (a)	10,656	125,654
DBS Group Holdings Ltd. - ADR	18,371	863,804
United Overseas Bank Ltd. (a)	24,187	333,275
United Overseas Bank Ltd. - ADR	22,014	603,624
		1,926,357
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Singapore Telecommunications Ltd. (a)	86,000	265,643
Singapore Telecommunications Ltd. - ADR	6,886	211,813
		477,456
INDUSTRIAL CONGLOMERATES—0.2%
Keppel Corporation Ltd. (a)	11,721	48,357
Keppel Corporation Ltd. - ADR	49,775	406,164
		454,521
REAL ESTATE INVESTMENT TRUSTS (REITS)—0.0% (c)
Keppel REIT (a)	737	577
		2,858,911
SOUTH AFRICA—0.6%
BANKS—0.1%
Standard Bank Group Ltd. - ADR	19,275	165,572
METALS & MINING—0.1%
Gold Fields Ltd. - ADR	45,416	222,538
TRADING COMPANIES & DISTRIBUTORS—0.1%
Barloworld Ltd. (a)	45,286	225,519
WIRELESS TELECOMMUNICATION SERVICES—0.3%
MTN Group Ltd. - ADR	50,154	488,500
		1,102,129
SOUTH KOREA—2.6%
BANKS—1.2%
KB Financial Group, Inc. - ADR	35,152	1,000,426
Shinhan Financial Group Co. Ltd. - ADR	30,017	982,757
Woori Bank - ADR	9,632	239,259
		2,222,442
DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
KT Corp. - ADR	71,631	1,021,458
ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS—0.4%
LG Display Co. Ltd. - ADR	61,056	707,639
WIRELESS TELECOMMUNICATION SERVICES—0.4%
SK Telecom Co. Ltd. - ADR	32,754	685,214
		4,636,753
SPAIN—1.8%
BANKS—0.6%
Banco Bilbao Vizcaya Argentaria SA - ADR	68,498	393,178
Banco Santander SA - ADR	141,790	555,817
		948,995
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Telefonica SA - ADR	37,220	352,846
ELECTRIC UTILITIES—0.2%
Iberdrola SA - ADR (b)	15,225	412,597
METALS & MINING—0.1%
Acerinox SA (a) (b)	16,589	184,496
OIL, GAS & CONSUMABLE FUELS—0.4%
Repsol SA (a)	24,639	315,793
Repsol SA - ADR	27,585	352,261
		668,054
SPECIALTY RETAIL—0.3%
Industria de Diseno Textil SA (a)	17,640	592,501
		3,159,489
SWEDEN—2.5%
COMMUNICATIONS EQUIPMENT—0.2%
Telefonaktiebolaget LM Ericsson - ADR	48,767	374,531
CONSTRUCTION & ENGINEERING—0.4%
Skanska AB - Class B (a)	37,142	777,557
HOUSEHOLD PRODUCTS—0.2%
Svenska Cellulosa AB SCA - Class B (a)	12,219	392,524
MACHINERY—0.8%
Alfa Laval AB (a)	23,419	369,027
Atlas Copco AB - Class A (a)	8,922	231,676
Atlas Copco AB - Class A - ADR	18,292	473,763
Sandvik AB (a)	19,176	191,950
Sandvik AB - ADR	20,116	201,763
		1,468,179
METALS & MINING—0.3%
Boliden AB (a)	22,985	449,129
OIL, GAS & CONSUMABLE FUELS—0.3%
Lundin Petroleum AB (a) (b)	24,270	442,185
SPECIALTY RETAIL—0.3%
Hennes & Mauritz AB - ADR	65,360	378,108
Hennes & Mauritz AB (H&M) - Class B (a)	3,195	93,980
		472,088
		4,376,193

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index Fund
June 30, 2016 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.8%, continued
SWITZERLAND—7.7%
CAPITAL MARKETS—0.7%
Credit Suisse Group AG - ADR	27,848	$297,974
Julius Baer Group Ltd. (a) (b)	9,537	383,809
UBS Group AG (a)	46,462	602,148
		1,283,931
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Swisscom AG - ADR	7,140	355,286
ELECTRICAL EQUIPMENT—0.7%
ABB Ltd. - ADR (b)	61,282	1,215,222
FOOD PRODUCTS—2.0%
Barry Callebaut AG (a)	397	488,756
Nestle SA - ADR	38,145	2,948,990
		3,437,746
INSURANCE—0.7%
Swiss Re AG (a)	3,563	311,162
Zurich Insurance Group AG - ADR	39,970	988,458
		1,299,620
MACHINERY—0.2%
Schindler Holding AG (a)	1,587	288,783
METALS & MINING—0.2%
Glencore plc (a) (b)	183,091	377,372
PHARMACEUTICALS—2.6%
Novartis AG - ADR	28,388	2,342,294
Roche Holding AG - ADR	67,656	2,229,265
		4,571,559
PROFESSIONAL SERVICES—0.1%
Adecco SA (a)	4,136	208,590
Adecco SA - ADR	1,206	30,271
		238,861
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.1%
Logitech International SA	10,434	169,866
TRADING COMPANIES & DISTRIBUTORS—0.2%
Wolseley plc (a)	537	27,808
Wolseley plc - ADR	63,056	325,369
		353,177
		13,591,423
TAIWAN—3.1%
DIVERSIFIED TELECOMMUNICATION SERVICES—1.0%
Chunghwa Telecom Co. Ltd. - ADR	47,691	1,731,183
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
AU Optronics Corp. - ADR	56,975	198,843
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.0%
Advanced Semiconductor Engineering, Inc. - ADR	101,549	566,643
Siliconware Precision Industries Co. Ltd. - ADR	70,913	543,194
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	77,900	2,043,317
United Microelectronics Corp. - ADR	191,039	380,168
		3,533,322
		5,463,348
TURKEY—0.2%
BANKS—0.1%
Turkiye Garanti Bankasi AS - ADR	59,610	155,582
WIRELESS TELECOMMUNICATIONS SERVICES—0.1%
Turkcell Iletisim Hizmetleri AS - ADR (b)	24,908	227,908
		383,490
UNITED KINGDOM—11.7%
BANKS—1.3%
Barclays plc - ADR	50,461	383,504
HSBC Holdings plc - ADR	44,158	1,382,587
Lloyds Banking Group plc - ADR	102,926	305,690
Standard Chartered plc (a) (b)	33,979	257,797
		2,329,578
CAPITAL MARKETS—0.0% (c)
Man Group plc (a)	3,940	6,116
Man Group plc - ADR	7,608	11,412
		17,528
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
BT Group plc - ADR	18,204	506,981
ELECTRIC UTILITIES—0.3%
SSE plc (a)	2,983	62,086
SSE plc - ADR	26,274	543,084
		605,170
ENERGY EQUIPMENT & SERVICES—0.4%
AMEC Foster Wheeler plc (a)	32,410	213,099
Subsea 7 SA (a)	43,347	426,038
Subsea 7 SA - ADR (b)	3,305	32,389
		671,526
FOOD & STAPLES RETAILING—0.3%
J Sainsbury plc (a)	4,806	14,972
J Sainsbury plc - ADR	18,741	232,951
Tesco plc - ADR (b)	22,961	161,186
Wm Morrison Supermarkets plc (a)	29,374	73,740
Wm Morrison Supermarkets plc - ADR	8,054	100,514
		583,363
FOOD PRODUCTS—0.1%
Associated British Foods plc (a)	6,106	222,410
HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
Smith & Nephew plc (a)	4,232	71,807
Smith & Nephew plc - ADR	17,185	589,789
		661,596
HOTELS, RESTAURANTS & LEISURE—0.7%
Compass Group plc (a)	2,247	42,750
Compass Group plc - ADR	47,072	899,075
Intercontinental Hotels Group Plc - ADR	9,520	357,095
		1,298,920
HOUSEHOLD PRODUCTS—0.9%
Reckitt Benckiser Group plc (a)	3,212	322,072
Reckitt Benckiser Group plc - ADR	58,040	1,179,373
		1,501,445

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index Fund
June 30, 2016 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.8%, continued
UNITED KINGDOM—11.7%, continued
INSURANCE—0.7%
Aviva plc (a)	41,971	$221,241
Aviva plc - ADR	6,116	65,380
Prudential plc - ADR	26,183	890,484
		1,177,105
MEDIA—1.1%
Pearson plc - ADR	23,760	308,642
RELX plc - ADR	36,928	690,554
Sky plc (a)	3,176	36,090
Sky plc - ADR	6,005	275,089
WPP plc - ADR	6,767	707,287
		2,017,662
MULTILINE RETAIL—0.2%
Marks & Spencer Group plc (a)	10,719	45,904
Marks & Spencer Group plc - ADR	17,019	145,002
Next plc (a) (b)	3,156	208,535
		399,441
MULTI-UTILITIES—1.0%
National Grid plc - ADR	23,545	1,750,100
OIL, GAS & CONSUMABLE FUELS—0.3%
Royal Dutch Shell plc - B Shares (a)	2,765	76,374
Tullow Oil plc (a) (b)	112,077	395,281
Tullow Oil plc - ADR (b)	15,976	27,479
		499,134
PERSONAL PRODUCTS—0.8%
Unilever NV - NY Registry Shares - ADR	28,732	1,348,680
PHARMACEUTICALS—1.3%
AstraZeneca plc - ADR	31,680	956,419
GlaxoSmithKline plc - ADR	28,888	1,252,006
Indivior plc - ADR	1,963	33,273
		2,241,698
PROFESSIONAL SERVICES—0.1%
Capita plc (a)	12,030	154,932
REAL ESTATE INVESTMENT TRUSTS (REIT) - 0.1%
Land Securities Group plc REIT (a)	16,051	223,142
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.2%
ARM Holdings plc - ADR	8,551	389,156
SOFTWARE—0.2%
Sage Group plc (a)	33,781	291,988
Sage Group plc - ADR	2,320	79,274
		371,262
SPECIALTY RETAIL—0.1%
Kingfisher plc - ADR	29,151	251,573
WATER UTILITIES—0.4%
Severn Trent plc (a)	10,914	356,115
United Utilities Group plc (a)	2,386	33,071
United Utilities Group plc - ADR	12,883	356,859
		746,045
WIRELESS TELECOMMUNICATION SERVICES—0.5%
Vodafone Group plc - ADR	26,458	817,288
		20,785,735
UNITED STATES—0.6%
BANKS—0.1%
Canadian Imperial Bank of Commerce	3,074	230,765
HOTELS, RESTAURANTS & LEISURE—0.2%
Carnival plc - ADR	9,241	413,905
MEDIA—0.2%
Thomson Reuters Corp.	7,011	283,385
METALS & MINING—0.1%
Sims Metal Management Ltd. - ADR	21,356	124,352
		1,052,407
TOTAL COMMON STOCKS (COST $167,262,588)		173,359,996
PREFERRED STOCKS—0.3%
BRAZIL—0.3%
BANKS—0.3%
Itau Unibanco Holding SA - ADR (Cost $594,233)	55,974	528,395

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—0.9%
COMMUNITY DEVELOPMENT—0.9%
Calvert Social Investment Foundation, Inc. (d)	1.000%	06/15/17	$500,000	$500,000
Calvert Social Investment Foundation, Inc. (d)	1.000%	12/15/17	600,000	600,000
Calvert Social Investment Foundation, Inc. (d)	1.500%	06/17/19	500,000	500,000
TOTAL CORPORATE NOTES (Cost $1,600,000)				1,600,000

TOTAL INVESTMENTS (Cost (e) $169,456,821—Unrealized gain/loss $6,031,570)—99.0%				$175,488,391
Other assets in excess of liabilities—1.0%				1,696,445
NET ASSETS—100.0%				$177,184,836

(a)

This security has been fair valued by the Pricing Committee under the guidelines established by the Board of Trustees. At June 30, 2016, these securities were valued at $40,628,111, or 22.9% of net assets (Note 2).

(b)	Non-income producing security.
(c)	Rounds to less than 0.1%.
(d)	Illiquid security.
(e)	Represents cost for financial reporting purposes.

ADR	— American Depositary Receipt
plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis Value Index Fund
June 30, 2016 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.7%
AIR FREIGHT & LOGISTICS—1.1%
FedEx Corp.	5,156	$782,578
United Parcel Service, Inc. - Class B	7,914	852,496
		1,635,074
AIRLINES—0.5%
American Airlines Group, Inc.	5,710	161,650
Delta Air Lines, Inc.	13,490	491,441
United Continental Holdings, Inc. (a)	3,890	159,645
		812,736
AUTO COMPONENTS—0.8%
BorgWarner, Inc.	4,390	129,593
Goodyear Tire & Rubber Co.	9,590	246,079
Johnson Controls, Inc.	16,631	736,088
		1,111,760
AUTOMOBILES—0.6%
Ford Motor Co.	70,233	882,829
BANKS—10.6%
Bank of America Corp.	153,220	2,033,230
BB&T Corp.	20,994	747,596
Citigroup, Inc.	46,306	1,962,911
Comerica, Inc.	4,021	165,384
Huntington Bancshares, Inc.	18,154	162,297
JPMorgan Chase & Co.	57,942	3,600,516
KeyCorp	19,528	215,784
M&T Bank Corp.	4,486	530,380
PNC Financial Services Group, Inc.	7,721	628,412
Regions Financial Corp.	24,860	211,559
SunTrust Banks, Inc.	6,766	277,947
U.S. Bancorp	26,907	1,085,159
Wells Fargo & Co.	79,859	3,779,727
Zions Bancorp	9,110	228,934
		15,629,836
BEVERAGES—2.0%
Coca-Cola Co.	39,160	1,775,123
PepsiCo, Inc.	10,879	1,152,521
		2,927,644
BIOTECHNOLOGY—0.6%
Amgen, Inc.	4,664	709,627
Vertex Pharmaceuticals, Inc. (a)	2,930	252,039
		961,666
CAPITAL MARKETS—2.5%
Ameriprise Financial, Inc.	1,806	162,269
Bank of New York Mellon Corp.	14,064	546,386
BlackRock, Inc.	932	319,238
Charles Schwab Corp.	9,030	228,549
Franklin Resources, Inc.	7,540	251,610
Goldman Sachs Group, Inc.	6,557	974,239
Invesco Ltd.	9,712	248,045
Morgan Stanley	15,791	410,250
Northern Trust Corp.	3,977	263,516
State Street Corp.	6,240	336,461
		3,740,563
CHEMICALS—2.6%
Air Products & Chemicals, Inc.	3,687	523,701
Dow Chemical Co.	19,170	952,941
E.I. du Pont de Nemours & Co.	11,159	723,103
Eastman Chemical Co.	5,570	378,203
Ecolab, Inc.	1,616	191,658
Mosaic Co.	10,240	268,083
Praxair, Inc.	7,486	841,352
		3,879,041
COMMERCIAL SERVICES & SUPPLIES—1.1%
Republic Services, Inc.	9,340	479,235
Tyco International plc	13,821	588,775
Waste Management, Inc.	8,340	552,692
		1,620,702
COMMUNICATIONS EQUIPMENT—0.9%
Cisco Systems, Inc.	46,885	1,345,131
CONSUMER FINANCE—1.1%
American Express Co.	12,254	744,553
Capital One Financial Corp.	10,900	692,259
Discover Financial Services	4,480	240,083
		1,676,895
CONTAINERS & PACKAGING—0.4%
Avery Dennison Corp.	3,086	230,678
Ball Corp.	4,084	295,232
Owens-Illinois, Inc. (a)	7,755	139,668
		665,578
DISTRIBUTORS—0.4%
Genuine Parts Co.	6,180	625,725
DIVERSIFIED CONSUMER SERVICES—0.2%
H&R Block, Inc.	12,554	288,742
DIVERSIFIED FINANCIAL SERVICES—0.3%
CME Group, Inc.	5,240	510,376
DIVERSIFIED TELECOMMUNICATION SERVICES—5.4%
AT&T, Inc.	103,598	4,476,470
CenturyLink, Inc.	7,688	223,029
Frontier Communications Corp.	56,308	278,161
Level 3 Communications, Inc. (a)	5,190	267,233
Verizon Communications, Inc.	48,530	2,709,915
		7,954,808
ELECTRIC UTILITIES—4.1%
American Electric Power Co., Inc.	8,370	586,653
Duke Energy Corp.	15,864	1,360,973
Edison International	5,717	444,039
Eversource Energy	6,410	383,959
NextEra Energy, Inc.	8,265	1,077,756
PPL Corp.	14,801	558,738
Southern Co.	24,911	1,335,977
Xcel Energy, Inc.	8,784	393,348
		6,141,443
ELECTRICAL EQUIPMENT—1.1%
Eaton Corp. plc	9,050	540,557
Emerson Electric Co.	13,334	695,501
Rockwell Automation, Inc.	3,580	411,056
		1,647,114

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund
June 30, 2016 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.7%, continued
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4%
Corning, Inc.	16,306	$333,947
TE Connectivity Ltd.	3,956	225,927
		559,874
ENERGY EQUIPMENT & SERVICES—3.1%
Baker Hughes, Inc.	16,290	735,168
Diamond Offshore Drilling, Inc.	12,183	296,412
FMC Technologies, Inc. (a)	6,180	164,821
National Oilwell Varco, Inc.	9,526	320,550
Schlumberger Ltd.	38,242	3,024,177
		4,541,128
FOOD & STAPLES RETAILING—3.5%
CVS Health Corp.	11,063	1,059,172
Kroger Co.	15,274	561,930
Sysco Corp.	13,173	668,398
Walgreen Boots Alliance, Inc.	6,830	568,734
Wal-Mart Stores, Inc.	28,280	2,065,006
Whole Foods Market, Inc.	6,300	201,726
		5,124,966
FOOD PRODUCTS—2.1%
General Mills, Inc.	8,384	597,947
Kellogg Co.	5,889	480,837
Kraft Heinz Co.	10,580	936,118
Mondelez International, Inc. - Class A	17,582	800,157
Tyson Foods, Inc. - Class A	3,530	235,769
		3,050,828
GAS UTILITIES—0.1%
AGL Resources, Inc.	2,590	170,862
HEALTH CARE EQUIPMENT & SUPPLIES—1.6%
Abbott Laboratories	18,830	740,207
Baxter International, Inc.	5,272	238,400
Medtronic plc	16,720	1,450,795
		2,429,402
HEALTH CARE PROVIDERS & SERVICES—2.7%
Anthem, Inc.	4,300	564,762
Cardinal Health, Inc.	8,170	637,342
Cigna Corp.	1,255	160,627
Express Scripts Holding Co. (a)	12,457	944,241
HCA Holdings, Inc. (a)	2,390	184,054
Humana, Inc.	2,730	491,072
McKesson Corp.	3,974	741,747
Quest Diagnostics, Inc.	3,790	308,544
		4,032,389
HOTELS, RESTAURANTS & LEISURE—1.1%
Carnival Corp.	8,393	370,971
McDonald's Corp.	8,870	1,067,416
Starbucks Corp.	4,360	249,043
		1,687,430
HOUSEHOLD DURABLES—0.2%
Whirlpool Corp.	1,752	291,953
HOUSEHOLD PRODUCTS—3.3%
Colgate-Palmolive Co.	6,578	481,509
Kimberly-Clark Corp.	2,070	284,584
Procter & Gamble Co.	48,518	4,108,019
		4,874,112
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.1%
AES Corp.	14,014	174,895
INDUSTRIAL CONGLOMERATES—1.9%
3M Co.	15,075	2,639,934
Roper Technologies, Inc.	1,010	172,266
		2,812,200
INSURANCE—6.3%
Aflac, Inc.	10,310	743,970
Allstate Corp.	8,739	611,293
American International Group, Inc.	21,857	1,156,017
Aon plc	2,267	247,624
Assurant, Inc.	2,924	252,371
Chubb Corp.	11,627	1,519,765
Cincinnati Financial Corp.	3,262	244,291
Hartford Financial Services Group, Inc.	4,990	221,456
Lincoln National Corp.	6,560	254,331
Loews Corp.	7,580	311,462
Marsh & McLennan Cos., Inc.	8,530	583,964
MetLife, Inc.	20,563	819,024
Principal Financial Group, Inc.	6,500	267,215
Progressive Corp.	14,513	486,186
Prudential Financial, Inc.	8,520	607,817
Travelers Cos., Inc.	6,833	813,400
Unum Group	4,280	136,061
		9,276,247
INTERNET SOFTWARE & SERVICES—0.4%
eBay, Inc. (a)	7,498	175,528
Yahoo!, Inc. (a)	11,510	432,316
		607,844
IT SERVICES—2.1%
Accenture plc - Class A	2,300	260,567
Fidelity National Information Services, Inc.	3,862	284,552
International Business Machines Corp.	9,682	1,469,534
Mastercard, Inc. - Class A	2,880	253,613
Paychex, Inc.	3,684	219,198
PayPal Holdings, Inc. (a)	6,598	240,893
Western Union Co.	10,989	210,769
Xerox Corp.	15,601	148,053
		3,087,179
LIFE SCIENCES TOOLS & SERVICES—0.3%
Thermo Fisher Scientific, Inc.	3,244	479,333
MACHINERY—2.6%
Deere & Co.	8,957	725,875
Dover Corp.	7,213	500,005
Flowserve Corp.	3,900	176,163
Illinois Tool Works, Inc.	7,035	732,765
Ingersoll-Rand plc	5,365	341,643
PACCAR, Inc.	6,216	322,424
Parker-Hannifin Corp.	3,757	405,944
Stanley Black & Decker, Inc.	2,630	292,509
Xylem, Inc.	7,558	337,465
		3,834,793

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund
June 30, 2016 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.7%, continued
MEDIA—2.0%
CBS Corp. - Class B	2,930	$159,509
Comcast Corp. - Class A	19,175	1,250,018
Omnicom Group, Inc.	2,019	164,528
Time Warner, Inc.	12,412	912,779
Walt Disney Co.	4,797	469,243
		2,956,077
METALS & MINING—0.6%
Newmont Mining Corp.	14,490	566,849
Nucor Corp.	6,560	324,129
		890,978
MULTILINE RETAIL—0.9%
Kohl's Corp.	6,730	255,201
Macy's, Inc.	8,193	275,367
Target Corp.	11,166	779,610
		1,310,178
MULTI-UTILITIES—1.9%
CenterPoint Energy, Inc.	9,131	219,144
Consolidated Edison, Inc.	9,561	769,087
DTE Energy Co.	3,270	324,122
NiSource, Inc.	11,844	314,103
SCANA Corp.	4,988	377,392
Sempra Energy	4,883	556,760
WEC Energy Group, Inc.	2,940	191,982
		2,752,590
OIL, GAS & CONSUMABLE FUELS—10.0%
Apache Corp.	9,908	551,578
ConocoPhillips	47,827	2,085,257
EOG Resources, Inc.	12,570	1,048,589
EQT Corp.	2,798	216,649
Hess Corp.	18,240	1,096,224
Kinder Morgan, Inc.	36,451	682,363
Marathon Oil Corp.	47,566	713,966
Marathon Petroleum Corp.	14,156	537,362
Murphy Oil Corp.	14,906	473,266
Noble Energy, Inc.	14,958	536,543
Occidental Petroleum Corp.	36,460	2,754,918
ONEOK, Inc.	6,325	300,121
Phillips 66	23,344	1,852,113
Spectra Energy Corp.	27,629	1,012,050
Valero Energy Corp.	15,000	765,000
Williams Cos., Inc.	9,371	202,695
		14,828,694
PAPER & FOREST PRODUCTS—0.2%
International Paper Co.	5,781	244,999
PERSONAL PRODUCTS—0.1%
Estee Lauder Cos., Inc. - Class A	2,200	200,244
PHARMACEUTICALS—6.2%
AbbVie, Inc.	12,228	757,036
Bristol-Myers Squibb Co.	15,019	1,104,647
Eli Lilly & Co.	14,157	1,114,864
Johnson & Johnson	25,081	3,042,325
Mallinckrodt plc (a)	2,980	181,124
Merck & Co., Inc.	52,021	2,996,930
		9,196,926
REAL ESTATE INVESTMENT TRUSTS (REITS)—1.4%
HCP, Inc.	8,647	305,931
Prologis, Inc.	4,597	225,437
Simon Property Group, Inc.	4,609	999,692
Vornado Realty Trust	2,993	299,659
Weyerhaeuser Co.	6,909	205,681
		2,036,400
ROAD & RAIL—1.0%
CSX Corp.	10,090	263,147
Norfolk Southern Corp.	4,645	395,429
Union Pacific Corp.	8,810	768,673
		1,427,249
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.6%
Analog Devices, Inc.	4,963	281,104
Applied Materials, Inc.	11,837	283,733
Intel Corp.	45,608	1,495,942
Micron Technology, Inc. (a)	21,870	300,931
QUALCOMM, Inc.	23,380	1,252,467
Texas Instruments, Inc.	4,120	258,118
		3,872,295
SOFTWARE—1.5%
Adobe Systems, Inc. (a)	1,819	174,242
CA, Inc.	7,512	246,619
Microsoft Corp.	8,480	433,921
Oracle Corp.	30,672	1,255,405
salesforce.com, Inc. (a)	2,090	165,967
		2,276,154
SOFTWARE & SERVICES—0.2%
S&P Global, Inc.	2,198	235,758
SPECIALTY RETAIL—0.7%
Best Buy Co., Inc.	7,220	220,932
Gap, Inc.	10,170	215,807
Home Depot, Inc.	1,182	150,930
Staples, Inc.	25,360	218,603
Tiffany & Co.	3,990	241,954
		1,048,226
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.9%
Apple, Inc.	1,610	153,916
EMC Corp.	29,541	802,629
Seagate Technology plc	11,550	281,358
Western Digital Corp.	3,335	157,612
		1,395,515
TRADING COMPANIES & DISTRIBUTORS—0.2%
W.W. Grainger, Inc.	1,020	231,795
WATER UTILITIES—0.2%
American Water Works Company, Inc.	3,640	307,616
TOTAL COMMON STOCKS (Cost $121,575,304)		146,304,792
RIGHTS—0.0% (b)
Safeway, Inc. (Casa Ley subsidiary), expiring 1/30/18	6,607	322
Safeway, Inc. (PDC subsidiary), expiring 1/30/17	6,607	6,706
TOTAL RIGHTS (Cost $—)		7,028

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund
June 30, 2016 (unaudited)

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—0.9%
COMMUNITY DEVELOPMENT—0.9%
Calvert Social Investment Foundation, Inc. (c)	1.000%	06/15/17	$260,000	$260,000
Calvert Social Investment Foundation, Inc. (c)	1.000%	12/15/17	750,000	750,000
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/17/19	260,000	260,000
TOTAL CORPORATE NOTES (Cost $1,270,000)				1,270,000

TOTAL INVESTMENTS (Cost (d) $122,845,304—Unrealized gain/loss $24,736,516)—99.6%				$147,581,820
Other assets in excess of liabilities—0.4%				542,656
NET ASSETS—100.0%				$148,124,476

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security.
(d)	Represents cost for financial reporting purposes.

plc	— Public Liability Company

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis Growth Index Fund
June 30, 2016 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.9%
AIR FREIGHT & LOGISTICS—1.1%
C.H. Robinson Worldwide, Inc.	3,010	$223,492
Expeditors International of Washington, Inc.	2,841	139,323
FedEx Corp.	2,389	362,602
United Parcel Service, Inc. - Class B	13,623	1,467,470
		2,192,887
AIRLINES—0.3%
Southwest Airlines Co.	16,318	639,829
AUTO COMPONENTS—0.2%
Delphi Automotive plc	4,705	294,533
AUTOMOBILES—0.1%
Harley-Davidson, Inc.	4,305	195,016
BANKS—0.7%
Fifth Third Bancorp	17,834	313,700
U.S. Bancorp	10,096	407,172
Wells Fargo & Co.	14,058	665,365
		1,386,237
BEVERAGES—3.5%
Coca-Cola Co.	62,669	2,840,786
Dr Pepper Snapple Group, Inc.	8,419	813,528
Monster Beverage Corp. (a)	2,850	458,023
PepsiCo, Inc.	24,432	2,588,326
		6,700,663
BIOTECHNOLOGY—4.7%
Alexion Pharmaceuticals, Inc. (a)	4,425	516,663
Amgen, Inc.	14,823	2,255,319
Biogen, Inc. (a)	4,807	1,162,429
Celgene Corp. (a)	16,758	1,652,842
Gilead Sciences, Inc.	29,832	2,488,585
Regeneron Pharmaceuticals, Inc. (a)	1,762	615,343
Vertex Pharmaceuticals, Inc. (a)	4,082	351,134
		9,042,315
BUILDING PRODUCTS—0.4%
Allegion plc	3,964	275,221
Masco Corp.	14,010	433,469
		708,690
CAPITAL MARKETS—1.6%
Ameriprise Financial, Inc.	4,361	391,836
BlackRock, Inc.	2,088	715,203
Charles Schwab Corp.	18,879	477,827
Morgan Stanley	11,030	286,559
Northern Trust Corp.	4,438	294,062
State Street Corp.	4,974	268,198
T. Rowe Price Group, Inc.	8,045	587,044
		3,020,729
CHEMICALS—2.5%
Air Products & Chemicals, Inc.	5,469	776,817
E.I. du Pont de Nemours & Co.	10,538	682,863
Ecolab, Inc.	7,662	908,713
International Flavors and Fragrances, Inc.	3,158	398,129
LyondellBasell Industries N.V. - Class A	2,820	209,864
Praxair, Inc.	8,079	907,999
Sherwin-Williams Co.	2,972	872,787
		4,757,172
COMMERCIAL SERVICES & SUPPLIES—0.5%
Republic Services, Inc.	19,944	1,023,327
COMMUNICATIONS EQUIPMENT—1.0%
Cisco Systems, Inc.	51,964	1,490,847
F5 Networks, Inc. (a)	2,555	290,861
Juniper Networks, Inc.	8,505	191,278
		1,972,986
COMPUTERS & PERIPHERALS—0.1%
Hewlett Packard Enterprise Co.	12,680	231,664
CONSTRUCTION MATERIALS—0.3%
Vulcan Materials Co.	5,347	643,565
CONSUMER FINANCE—0.6%
American Express Co.	6,566	398,950
Discover Financial Services	9,272	496,887
Synchrony Financial (a)	6,700	169,376
		1,065,213
CONTAINERS & PACKAGING—0.3%
Avery Dennison Corp.	5,212	389,597
Sealed Air Corp.	5,793	266,304
		655,901
DIVERSIFIED FINANCIAL SERVICES—0.8%
CME Group, Inc.	3,995	389,113
Intercontinental Exchange, Inc.	2,047	523,950
S&p Global, Inc.	5,128	550,029
		1,463,092
DIVERSIFIED TELECOMMUNICATION SERVICES—1.1%
AT&T, Inc.	7,872	340,149
Level 3 Communications, Inc. (a)	2,674	137,684
Verizon Communications, Inc.	30,290	1,691,394
		2,169,227
ELECTRIC UTILITIES—0.5%
NextEra Energy, Inc.	7,090	924,536
ELECTRICAL EQUIPMENT—0.8%
Acuity Brands, Inc.	1,940	481,042
Emerson Electric Co.	7,507	391,565
Rockwell Automation, Inc.	5,891	676,405
		1,549,012
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
Amphenol Corp. - Class A	10,146	581,670
ENERGY EQUIPMENT & SERVICES—0.2%
Schlumberger Ltd.	5,908	467,205
FOOD & STAPLES RETAILING—1.5%
CVS Health Corp.	16,998	1,627,388
Kroger Co.	8,867	326,217
Walgreen Boots Alliance, Inc.	6,182	514,775
Wal-Mart Stores, Inc.	2,692	196,570
Whole Foods Market, Inc.	8,683	278,030
		2,942,980
FOOD PRODUCTS—2.1%
Campbell Soup Co.	15,400	1,024,562
Hershey Co.	5,314	603,086
Kellogg Co.	11,156	910,887

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund
June 30, 2016 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.9%, continued
FOOD PRODUCTS—2.1%, continued
Mead Johnson Nutrition Co.	5,698	$517,094
Mondelez International, Inc. - Class A	21,133	961,763
		4,017,392
GAS UTILITIES—0.2%
AGL Resources, Inc.	5,725	377,678
HEALTH CARE EQUIPMENT & SUPPLIES—3.5%
Abbott Laboratories	5,070	199,302
Baxter International, Inc.	7,059	319,208
Becton, Dickinson and Co.	8,515	1,444,059
Boston Scientific Corp. (a)	37,718	881,469
Edwards Lifesciences Corp. (a)	6,308	629,097
Intuitive Surgical, Inc. (a)	861	569,474
Medtronic plc	9,540	827,786
St. Jude Medical, Inc.	2,530	197,340
Stryker Corp.	8,347	1,000,221
Zimmer Biomet Holdings, Inc.	5,940	715,057
		6,783,013
HEALTH CARE PROVIDERS & SERVICES—1.4%
AmerisourceBergen Corp.	2,580	204,646
Centene Corp. (a)	3,400	242,658
Cigna Corp.	7,376	944,054
DaVita HealthCare Partners, Inc. (a)	6,464	499,796
Express Scripts Holding Co. (a)	5,211	394,994
HCA Holdings, Inc. (a)	2,500	192,525
Humana, Inc.	1,140	205,063
		2,683,736
HEALTH CARE TECHNOLOGY—0.3%
Cerner Corp. (a)	8,234	482,512
HOTELS, RESTAURANTS & LEISURE—2.9%
Chipotle Mexican Grill, Inc. - Class A (a)	790	318,180
Marriott International, Inc. - Class A	5,438	361,409
McDonald's Corp.	12,500	1,504,250
Royal Caribbean Cruises Ltd.	6,358	426,940
Starbucks Corp.	35,185	2,009,767
Starwood Hotels & Resorts Worldwide, Inc.	3,900	288,405
Yum! Brands, Inc.	6,767	561,120
		5,470,071
HOUSEHOLD DURABLES—0.5%
Mohawk Industries, Inc. (a)	1,000	189,760
Newell Brands, Inc.	10,165	493,714
Whirlpool Corp.	1,667	277,789
		961,263
HOUSEHOLD PRODUCTS—1.7%
Colgate-Palmolive Co.	16,612	1,215,999
Kimberly-Clark Corp.	8,109	1,114,825
Procter & Gamble Co.	11,845	1,002,916
		3,333,740
INDUSTRIAL CONGLOMERATES—1.9%
3M Co.	16,257	2,846,926
Roper Technologies, Inc.	4,915	838,302
		3,685,228
INSURANCE—1.1%
Aflac, Inc.	4,154	299,752
Aon plc	6,821	745,058
Chubb Corp.	2,780	363,374
Prudential Financial, Inc.	4,176	297,916
Travelers Cos., Inc.	2,642	314,504
		2,020,604
INTERNET & CATALOG RETAIL—4.3%
Amazon.com, Inc. (a)	8,403	6,013,355
Netflix, Inc. (a)	10,057	920,015
Priceline Group, Inc. (a)	1,030	1,285,862
		8,219,232
INTERNET SOFTWARE & SERVICES—8.6%
Akamai Technologies, Inc. (a)	5,069	283,509
Alphabet, Inc. - Class A (a)	9,417	6,625,142
Alphabet, Inc. - Class C (a)	4,150	2,872,215
eBay, Inc. (a)	22,795	533,631
Equinix, Inc.	1,080	418,749
Facebook, Inc. - Class A (a)	49,575	5,665,431
		16,398,677
IT SERVICES—5.5%
Accenture plc - Class A	7,994	905,640
Automatic Data Processing, Inc.	11,012	1,011,672
Cognizant Technology Solutions Corp. - Class A (a)	11,980	685,735
Fiserv, Inc. (a)	9,826	1,068,381
International Business Machines Corp.	4,168	632,619
Mastercard, Inc. - Class A	20,125	1,772,208
Paychex, Inc.	5,970	355,215
PayPal Holdings, Inc. (a)	16,367	597,559
Total System Services, Inc.	11,178	593,664
Visa, Inc. - Class A	38,164	2,830,624
		10,453,317
LEISURE PRODUCTS—0.1%
Hasbro, Inc.	2,270	190,657
LIFE SCIENCES TOOLS & SERVICES—1.4%
Agilent Technologies, Inc.	5,785	256,623
Illumina, Inc. (a)	3,317	465,640
Thermo Fisher Scientific, Inc.	10,736	1,586,351
Waters Corp. (a)	2,874	404,228
		2,712,842
MACHINERY—0.5%
Illinois Tool Works, Inc.	8,683	904,421
MEDIA—3.7%
CBS Corp. - Class B	6,525	355,221
Comcast Corp. - Class A	31,097	2,027,213
Discovery Communications, Inc. - Class A (a)	13,662	344,692
Discovery Communications, Inc. - Class C (a)	6,448	153,785
Omnicom Group, Inc.	8,416	685,820
TEGNA, Inc.	13,339	309,065
Time Warner, Inc.	5,141	378,069
Walt Disney Co.	29,379	2,873,854
		7,127,719
MULTILINE RETAIL—0.5%
Dollar Tree, Inc. (a)	6,249	588,906

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund
June 30, 2016 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.9%, continued
MULTILINE RETAIL—0.5%, continued
Target Corp.	5,066	$353,708
		942,614
OIL, GAS & CONSUMABLE FUELS—1.1%
EOG Resources, Inc.	11,562	964,502
Noble Energy, Inc.	9,075	325,520
Occidental Petroleum Corp.	2,758	208,395
Spectra Energy Corp.	8,413	308,168
Williams Cos., Inc.	13,291	287,484
		2,094,069
PERSONAL PRODUCTS—0.1%
Estee Lauder Cos., Inc. - Class A	2,155	196,148
PHARMACEUTICALS—5.6%
AbbVie, Inc.	31,185	1,930,663
Bristol-Myers Squibb Co.	23,108	1,699,593
Eli Lilly & Co.	17,438	1,373,242
Johnson & Johnson	33,248	4,032,982
Merck & Co., Inc.	14,542	837,765
Mylan N.V. (a)	4,790	207,120
Perrigo Co. plc	3,786	343,277
Shire plc - ADR	1	129
Zoetis, Inc.	8,110	384,901
		10,809,672
PROFESSIONAL SERVICES—0.9%
Equifax, Inc.	5,634	723,405
Nielsen Holdings plc	16,371	850,801
Robert Half International, Inc.	6,317	241,057
		1,815,263
REAL ESTATE INVESTMENT TRUSTS (REIT)—0.2%
General Growth Properties, Inc.	12,536	373,824
REAL ESTATE INVESTMENT TRUSTS (REITS)—3.9%
American Tower Corp.	10,594	1,203,584
AvalonBay Communities, Inc.	3,510	633,169
Crown Castle International Corp.	11,808	1,197,685
Equity Residential	9,459	651,536
Host Hotels & Resorts, Inc.	16,449	266,638
Prologis, Inc.	6,480	317,779
Public Storage	3,142	803,064
Simon Property Group, Inc.	5,204	1,128,748
Ventas, Inc.	8,540	621,883
Weyerhaeuser Co.	19,409	577,806
		7,401,892
ROAD & RAIL—0.8%
CSX Corp.	9,455	246,586
Kansas City Southern	2,586	232,973
Norfolk Southern Corp.	1,614	137,400
Union Pacific Corp.	9,514	830,096
		1,447,055
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.1%
Analog Devices, Inc.	8,337	472,208
Applied Materials, Inc.	18,241	437,237
Broadcom Corp. - Class A	6,964	1,082,206
Intel Corp.	58,397	1,915,421
NVIDIA Corp.	12,980	610,190
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.1%, continued
Skyworks Solutions, Inc.	3,110	196,801
Texas Instruments, Inc.	18,499	1,158,962
		5,873,025
SOFTWARE—7.9%
Activision Blizzard, Inc.	19,487	772,270
Adobe Systems, Inc. (a)	7,977	764,117
Autodesk, Inc. (a)	4,626	250,452
Citrix Systems, Inc. (a)	3,452	276,471
Electronic Arts, Inc. (a)	7,846	594,413
Intuit, Inc.	6,883	768,211
Microsoft Corp.	166,767	8,533,467
Oracle Corp.	35,196	1,440,572
Red Hat, Inc. (a)	6,307	457,888
salesforce.com, Inc. (a)	13,105	1,040,668
Symantec Corp.	13,168	270,471
		15,169,000
SPECIALTY RETAIL—4.6%
Advance Auto Parts, Inc.	1,310	211,735
AutoZone, Inc. (a)	659	523,141
Bed Bath & Beyond, Inc.	6,116	264,334
Home Depot, Inc.	26,011	3,321,345
L Brands, Inc.	2,519	169,100
Lowe's Cos., Inc.	17,846	1,412,868
O'Reilly Automotive, Inc. (a)	3,768	1,021,505
Ross Stores, Inc.	9,142	518,260
TJX Cos., Inc.	12,650	976,959
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,400	341,096
		8,760,343
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.8%
Apple, Inc.	114,365	10,933,294
EMC Corp.	6,513	176,958
		11,110,252
TEXTILES, APPAREL & LUXURY GOODS—1.1%
NIKE, Inc. - Class B	25,060	1,383,312
Under Armour, Inc. - Class A (a)	5,220	209,479
VF Corp.	9,543	586,799
		2,179,590
TRADING COMPANIES & DISTRIBUTORS—0.5%
Fastenal Co.	8,253	366,351
W.W. Grainger, Inc.	2,257	512,903
		879,254
TOTAL COMMON STOCKS (Cost $129,331,784)		189,502,552

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund
June 30, 2016 (unaudited)

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—0.9%
COMMUNITY DEVELOPMENT—0.9%
Calvert Social Investment Foundation, Inc. (b)	1.000%	06/15/17	$800,000	$800,000
Calvert Social Investment Foundation, Inc. (b)	1.000%	12/15/17	175,000	175,000
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/17/19	800,000	800,000
TOTAL CORPORATE NOTES (Cost $1,775,000)				1,775,000

TOTAL INVESTMENTS (Cost (c) $131,106,784—Unrealized gain/loss $60,170,768)—99.8%				$191,277,552
Other assets in excess of liabilities—0.2%				431,183
NET ASSET—100.0%				$191,708,735

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Represents cost for financial reporting purposes.

ADR	— American Depositary Receipt
plc	— Public Liability Company

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis Small Cap Fund
June 30, 2016 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—91.3%
AEROSPACE & DEFENSE—0.5%
Hexcel Corp.	5,540	$230,686
BANKS—9.7%
BancorpSouth, Inc.	33,458	759,162
Bank of the Ozarks, Inc.	12,770	479,130
Capital Bank Financial Corp. - Class A	16,685	480,528
Columbia Banking System, Inc.	8,400	235,704
Hanmi Financial Corp.	24,300	570,807
Home Bancshares, Inc.	43,830	867,396
PrivateBancorp, Inc.	21,715	956,112
SVB Financial Group (a)	4,040	384,446
		4,733,285
BEVERAGES—0.7%
National Beverage Corp. (a)	5,410	339,802
BUILDING PRODUCTS—2.2%
American Woodmark Corp. (a)	4,455	295,723
Apogee Enterprises, Inc.	5,770	267,439
PGT, Inc. (a)	51,100	526,330
		1,089,492
CAPITAL MARKETS—1.7%
BGC Partners, Inc. - Class A	61,175	532,834
NorthStar Asset Management Group, Inc.	27,905	284,910
		817,744
COMMERCIAL SERVICES & SUPPLIES—4.1%
Copart, Inc. (a)	5,765	282,543
Healthcare Services Group, Inc.	29,720	1,229,814
Ritchie Bros Auctioneers, Inc.	14,625	494,032
		2,006,389
COMMUNICATIONS EQUIPMENT—1.5%
Ciena Corp. (a)	15,485	290,344
Infinera Corp. (a)	41,090	463,495
		753,839
CONSTRUCTION & ENGINEERING—2.3%
EMCOR Group, Inc.	14,630	720,674
MasTec, Inc. (a)	17,265	385,355
		1,106,029
CONSTRUCTION MATERIALS—1.9%
Headwaters, Inc. (a)	19,134	343,264
Summit Materials, Inc. - Class A (a)	28,836	589,985
		933,249
DISTRIBUTORS—2.0%
Pool Corp.	10,615	998,128
FOOD & STAPLES RETAILING—1.1%
Sprouts Farmers Market, Inc. (a)	22,670	519,143
FOOD PRODUCTS—3.6%
Post Holdings, Inc. (a)	13,005	1,075,383
TreeHouse Foods, Inc. (a)	6,570	674,411
		1,749,794
HEALTH CARE EQUIPMENT & SUPPLIES—4.1%
Cantel Medical Corp.	11,565	794,862
Cynosure, Inc. - Class A (a)	12,400	603,198
Neogen Corp. (a)	11,020	619,875
		2,017,935
HEALTH CARE PROVIDERS & SERVICES—3.4%
Acadia Healthcare Co., Inc. (a)	8,260	457,604
Aceto Corp.	27,040	591,906
HealthEquity, Inc. (a)	21,010	638,389
		1,687,899
HEALTH CARE TECHNOLOGY—1.6%
Omnicell, Inc. (a)	22,175	759,050
HOTELS, RESTAURANTS & LEISURE—0.8%
Zoe's Kitchen, Inc. (a)	11,195	406,043
INTERNET SOFTWARE & SERVICES—3.9%
Criteo SA, ADR - ADR (a)	18,790	862,837
Envestnet, Inc. (a)	2,755	91,769
LogMeIn, Inc. (a)	6,410	406,586
SPS Commerce, Inc. (a)	8,880	538,128
		1,899,320
IT SERVICES—2.8%
Acxiom Corp. (a)	25,900	569,541
Euronet Worldwide, Inc. (a)	11,690	808,831
		1,378,372
LIFE SCIENCES TOOLS & SERVICES—6.0%
Cambrex Corp. (a)	11,220	580,411
Charles River Laboratories International, Inc. (a)	10,175	838,827
PRA Health Sciences, Inc. (a)	14,945	624,103
VWR Corp. (a)	31,440	908,616
		2,951,957
MACHINERY—1.2%
John Bean Technologies Corp.	3,400	208,148
Toro Co.	4,470	394,254
		602,402
MARINE—0.8%
Kirby Corp. (a)	6,100	380,579
MEDIA—1.2%
EW Scripps Co. - Class A (a)	37,060	587,030
MULTILINE RETAIL—2.2%
Burlington Stores, Inc. (a)	15,805	1,054,352
OIL, GAS & CONSUMABLE FUELS—1.7%
Parsley Energy, Inc. - Class A (a)	5,985	161,954
PDC Energy, Inc. (a)	11,545	665,108
		827,062
PHARMACEUTICALS—1.6%
Akorn, Inc. (a)	27,037	770,149
PROFESSIONAL SERVICES—1.6%
FTI Consulting, Inc. (a)	19,705	801,599
REAL ESTATE INVESTMENT TRUSTS (REIT)—2.6%
First Industrial Realty Trust, Inc.	28,670	797,599
Outfront Media, Inc.	20,575	497,298
		1,294,897
REAL ESTATE INVESTMENT TRUSTS (REITS)—4.8%
CubeSmart	22,040	680,595
Sovran Self Storage, Inc.	8,955	939,558
STAG Industrial, Inc.	30,560	727,634
		2,347,787

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Small Cap Fund
June 30, 2016 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—91.3%, continued
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
Kennedy-Wilson Holdings, Inc.	18,820	$356,827
ROAD & RAIL—1.0%
Genesee & Wyoming, Inc. - Class A (a)	8,355	492,527
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.0%
Rambus, Inc. (a)	39,335	475,167
SOFTWARE—10.6%
ACI Worldwide, Inc. (a)	29,830	581,983
Callidus Software, Inc. (a)	28,005	559,540
Fair Isaac Corp.	4,360	492,723
Guidewire Software, Inc. (a)	13,030	804,733
Interactive Intelligence Group, Inc. (a)	12,840	526,312
Manhattan Associates, Inc. (a)	12,315	789,761
Proofpoint, Inc. (a)	8,225	518,915
Take-Two Interactive Software, Inc. (a)	24,650	934,728
		5,208,695
SPECIALTY RETAIL—1.4%
Monro Muffler Brake, Inc.	10,375	659,435
TEXTILES, APPAREL & LUXURY GOODS—2.1%
Columbia Sportswear Co.	13,450	773,913
Oxford Industries, Inc.	4,685	265,265
		1,039,178
TRADING COMPANIES & DISTRIBUTORS—2.9%
MSC Industrial Direct Co., Inc. - Class A	6,400	451,584
Watsco, Inc.	6,950	977,796
		1,429,380
TOTAL COMMON STOCKS (Cost $36,306,114)		44,705,222

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—0.9%
COMMUNITY DEVELOPMENT—0.9%
Calvert Social Investment Foundation, Inc. (b) (Cost $440,000)	1.000%	06/15/17	$440,000	$440,000

TOTAL INVESTMENTS (Cost (c) $36,746,114—Unrealized gain/loss $8,399,108)—92.2%				$45,145,222
Other assets in excess of liabilities—7.8%				3,845,348
NET ASSET—100.0%				$48,990,570

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Represents cost for financial reporting purposes.

ADR	— American Depositary Receipt

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis Genesis Conservative Portfolio
June 30, 2016 (unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS—99.2%
DEBT FUND—68.9%
Praxis Impact Bond Fund - Class I (a)	1,367,429	$14,522,101
EQUITY FUNDS—30.3%
Praxis Growth Index Fund - Class I (a)	117,284	2,125,180
Praxis International Index Fund - Class I (a)	170,136	1,566,955
Praxis Small Cap Fund - Class I (a) (b)	54,237	547,250
Praxis Value Index Fund - Class I (a) (b)	183,637	2,154,058
		6,393,443
TOTAL MUTUAL FUNDS (Cost $19,137,811)		20,915,544

TOTAL INVESTMENTS (Cost (c) $19,137,811—Unrealized gain/loss $1,777,733)—99.2%		$20,915,544
Other assets in excess of liabilities—0.8%		160,637
NET ASSETS—100.0%		$21,076,181

(a)	Affiliated fund.
(b)	Non-income producing security.
(c)	Represents cost for financial reporting purposes.

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis Genesis Balanced Portfolio
June 30, 2016 (unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS—99.9%
DEBT FUND—39.3%
Praxis Impact Bond Fund - Class I (a)	2,316,427	$24,600,449
EQUITY FUNDS—60.6%
Praxis Growth Index Fund - Class I (a)	608,195	11,020,502
Praxis International Index Fund - Class I (a)	1,008,068	9,284,310
Praxis Small Cap Fund - Class I (a) (b)	643,308	6,490,981
Praxis Value Index Fund - Class I (a) (b)	952,276	11,170,195
		37,965,988
TOTAL MUTUAL FUNDS (Cost $54,226,456)		62,566,437

TOTAL INVESTMENTS (Cost (c) $54,226,456—Unrealized gain/loss $8,339,981)—99.9%		$62,566,437
Other assets in excess of liabilities—0.1%		38,390
NET ASSETS—100.0%		$62,604,827

(a)	Affiliated fund.
(b)	Non-income producing security.
(c)	Represents cost for financial reporting purposes.

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis Genesis Growth Portfolio
June 30, 2016 (unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS—100.0%
DEBT FUND—19.5%
Praxis Impact Bond Fund - Class I (a)	951,735	$10,107,425
EQUITY FUNDS—80.5%
Praxis Growth Index Fund - Class I (a)	642,862	11,648,660
Praxis International Index Fund - Class I (a)	1,105,068	10,177,672
Praxis Small Cap Fund - Class I (a) (b)	793,181	8,003,199
Praxis Value Index Fund - Class I (a) (b)	1,006,564	11,806,997
		41,636,528
TOTAL MUTUAL FUNDS (Cost $43,145,884)		51,743,953

TOTAL INVESTMENTS (Cost (c) $43,145,884—Unrealized gain/loss $8,598,069)—100.0%		$51,743,953
Other assets in excess of liabilities—0.0% (d)		1,340
NET ASSETS—100.0%		$51,745,293

(a)	Affiliated fund.
(b)	Non-income producing security.
(c)	Represents cost for financial reporting purposes.
(d)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

Statements of Assets & Liabilities

June 30, 2016 (unaudited)

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Fund
Assets
Total investments in unaffiliated securities, at cost	$431,088,113	$169,456,821	$122,845,304	$131,106,784	$36,746,114
Investments in unaffiliated securities, at fair value (Note 2)	$450,141,951	$175,488,391	$147,581,820	$191,277,552	$45,145,222
Cash	15,641,217	2,426,216	323,910	1,064,799	3,849,167
Receivable for investments sold	968	10,876	—	15,304	—
Receivable for capital shares sold	1,139,190	108,377	87,082	239,543	30,147
Receivable for dividends and interest	3,302,545	746,029	217,916	148,929	21,072
Receivable for tax reclaims	—	116,615	—	14,385	—
Prepaid expenses	73,388	22,152	23,684	41,337	15,073
Total Assets	470,299,259	178,918,656	148,231,412	192,801,849	49,060,681

Liabilities
Distributions payable	928,816	—	—	—	—
Payable for capital shares redeemed	225,830	65,637	30,346	116,712	3,446
Payable for investments purchased	1,500,000	1,519,626	—	845,821	—
Accrued expenses and other payables:
Investment advisory fees (Note 5)	152,636	86,201	34,620	48,170	33,960
Administration fees (Note 5)	39,425	13,230	11,758	21,665	5,748
Distribution fees (Note 5)	17,019	5,937	8,333	27,063	1,650
Other	62,768	43,189	24,879	33,683	25,307
Total Liabilities	2,926,494	1,733,820	109,936	1,093,114	70,111

Net Assets	$467,372,765	$177,184,836	$148,124,476	$191,708,735	$48,990,570

Components of Net Assets
Paid-in capital	$447,944,109	$179,705,278	$122,114,064	$132,236,163	$39,360,144
Accumulated (distributions in excess of) net investment income	(350,615)	2,391,336	1,480,194	1,188,355	(44,900)
Accumulated net realized gains (losses) on investments and foreign currency transactions	725,433	(10,940,125)	(206,298)	(1,888,301)	1,276,218
Net unrealized appreciation on investments and foreign currency translations	19,053,838	6,028,347	24,736,516	60,172,518	8,399,108
Net Assets	$467,372,765	$177,184,836	$148,124,476	$191,708,735	$48,990,570

Pricing of Class A Shares
Net assets attributable to Class A shares	$90,237,407	$18,091,764	$19,320,959	$68,077,586	$7,387,159
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	8,460,504	1,978,033	1,640,217	3,786,816	778,046
Net asset value, offering price and redemption price per share	$10.67	$9.15	$11.78	$17.98	$9.49
Maximum sales charge	3.75%	5.25%	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$11.09	$9.66	$12.43	$18.98	$10.02

Pricing of Class I Shares
Net assets attributable to Class I shares	$377,135,358	$159,093,072	$128,803,517	$123,631,149	$41,603,411
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	35,513,806	17,273,591	10,983,386	6,823,684	4,124,564
Net asset value and redemption price per share	$10.62	$9.21	$11.73	$18.12	$10.09

See accompanying notes to financial statements.

Statements of Assets & Liabilities, continued

June 30, 2016 (unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Assets
Total investments in affiliated securities, at cost	$19,137,811	$54,226,456	$43,145,884
Investments in affiliated securities, at fair value (Note 2 and 4)	$20,915,544	$62,566,437	$51,743,953
Cash	662	218	624
Receivable for capital shares sold	160,171	25,671	2,774
Receivable for dividends and interest	29,933	50,505	20,743
Prepaid expenses	9,897	18,401	17,471
Total Assets	21,116,207	62,661,232	51,785,565

Liabilities
Distributions payable	18,112	8,025	—
Payable for capital shares redeemed	2,849	4,361	6,112
Accrued expenses and other payables:
Investment advisory fees (Note 5)	2,853	2,553	834
Administration fees (Note 5)	3,405	9,997	11,265
Distribution fees (Note 5)	6,083	16,269	13,555
Other	6,724	15,200	8,506
Total Liabilities	40,026	56,405	40,272

Net Assets	$21,076,181	$62,604,827	$51,745,293

Components of Net Assets
Paid-in capital	$19,345,447	$53,705,830	$42,302,462
Accumulated (distributions in excess of) net investment income	20	229	(21,088)
Accumulated net realized gains (losses) on investments	(47,019)	559,787	865,850
Net unrealized appreciation on investments	1,777,733	8,339,981	8,598,069
Net Assets	$21,076,181	$62,604,827	$51,745,293

Pricing of Class A Shares
Net assets attributable to Class A shares	$21,076,181	$62,604,827	$51,745,293
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,862,043	5,017,188	3,902,099
Net asset value, offering price and redemption price per share	$11.32	$12.48	$13.26
Maximum sales charge	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$11.95	$13.17	$13.99

See accompanying notes to financial statements.

Statements of Operations

For the six months ended June 30, 2016 (unaudited)

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Fund
Investment income
Dividends	$105,388	$3,663,773	$1,793,587	$1,598,797	$163,480
Foreign tax withholding	—	(367,111)	—	—	(2,055)
Interest	6,740,791	21,591	29,261	137,948	53,491
Total Investment Income	6,846,179	3,318,253	1,822,848	1,736,745	214,916

Expenses
Investment advisory fees (Note 5)	895,768	508,407	198,791	280,237	193,493
Administration fees (Note 5)	134,191	50,338	39,852	56,493	12,852
Distribution fees - Class A (Note 5)	105,528	22,055	21,992	80,893	8,595
Transfer agent fees - Class A (Note 5)	53,625	17,135	11,559	34,068	7,860
Transfer agent fees - Class I (Note 5)	4,291	1,978	1,848	1,849	1,513
Compliance service fees (Note 5)	5,937	2,258	1,736	2,655	575
Registration fees - Class A	1,274	986	1,550	1,207	695
Registration fees - Class I	2,397	470	370	917	341
Shareholder report printing fees - Class A	34,735	8,365	7,630	21,145	6,455
Shareholder report printing fees - Class I	4,374	873	745	1,100	476
Professional fees	67,680	24,724	24,403	34,317	2,681
Custodian fees	17,236	14,851	6,509	7,482	3,837
Trustee fees and expenses (Note 5)	33,813	12,857	10,006	14,271	3,220
Other expenses	47,386	47,416	15,663	11,756	20,908
Total Expenses	1,408,235	712,713	342,654	548,390	263,501
Expenses reduced by Investment Adviser (Note 5)	(17,820)	—	—	—	(3,685)
Net Expenses	1,390,415	712,713	342,654	548,390	259,816

Net Investment Income (Loss)	5,455,764	2,605,540	1,480,194	1,188,355	(44,900)

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	348,817	(2,729,660)	(849,434)	1,870,694	1,104,520
Net realized losses on foreign currency transactions	—	(5,520)	—	—	—
Change in unrealized appreciation (depreciation) of investments	14,870,753	1,044,186	7,372,044	353,568	(582,097)
Change in unrealized appreciation (depreciation) of foreign currency translations	—	2,513	—	359	—
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	15,219,570	(1,688,481)	6,522,610	2,224,621	522,423
Net Change in Net Assets from Operations	$20,675,334	$917,059	$8,002,804	$3,412,976	$477,523

See accompanying notes to financial statements.

Statements of Operations, continued

For the six months ended June 30, 2016 (unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Investment income
Dividends from affiliates	$188,476	$319,991	$132,162

Expenses
Investment advisory fees (Note 5)	5,042	14,940	12,316
Administration fees (Note 5)	3,090	9,068	7,424
Distribution fees - Class A (Note 5)	25,209	74,701	61,580
Transfer agent fees (Note 5)	8,905	26,228	31,288
Compliance service fees (Note 5)	27	79	66
Registration fees	—	4,468	1,533
Shareholder report printing fees	6,154	19,203	22,490
Professional fees	5,465	7,956	7,242
Custodian fees	368	378	352
Trustee fees and expenses (Note 5)	336	1,032	839
Other expenses	2,428	10,530	6,962
Total Expenses	57,024	168,583	152,092
Expenses recouped by Investment Adviser (Note 5)	2,000	—	—
Net Expenses	59,024	168,583	152,092

Net Investment Income (Loss)	129,452	151,408	(19,930)

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments in affiliates	(29,428)	(146,921)	(154,591)
Change in unrealized appreciation (depreciation) of investments in affiliates	689,421	1,891,021	1,500,129
Net Realized and Unrealized Gains on Investments and Investments in Affiliates	659,993	1,744,100	1,345,538
Net Change in Net Assets from Operations	$789,445	$1,895,508	$1,325,608

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Praxis Impact Bond Fund		Praxis International Index Fund
	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
From Operations
Net investment income	$5,455,764	$10,538,764	$2,605,540	$3,385,958
Net realized gains (losses) from investments	348,817	1,781,238	(2,735,180)	(2,724,552)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	14,870,753	(9,983,446)	1,046,699	(9,615,751)
Net Change in Net Assets from Operations	20,675,334	2,336,556	917,059	(8,954,345)

Distributions to Shareholders (Note 7)
From net investment income
Class A	(960,908)	(1,815,811)	—	(255,773)
Class I	(4,845,471)	(9,735,335)	—	(3,096,088)
From net realized gains
Class A	—	(40,363)	—	—
Class I	—	(178,884)	—	—
Change in Net Assets from Distributions to Shareholders	(5,806,379)	(11,770,393)	—	(3,351,861)

Change in Net Assets from Capital Transactions (Note 6)	18,550,858	37,694,158	5,537,582	10,592,868
Change in Net Assets	33,419,813	28,260,321	6,454,641	(1,713,338)

Net Assets
Beginning of period	433,952,952	405,692,631	170,730,195	172,443,533
End of period	$467,372,765	$433,952,952	$177,184,836	$170,730,195

Accumulated (Distributions in Excess of) Net Investment Income	$(350,615)	$—	$2,391,336	$(214,204)

See accompanying notes to financial statements.

Statements of Changes in Net Assets, continued

	Praxis Value Index Fund		Praxis Growth Index Fund		Praxis Small Cap Fund
	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
From Operations
Net investment income (loss)	$1,480,194	$2,696,512	$1,188,355	$2,288,471	$(44,900)	$(94,859)
Net realized gains on investments in affiliates	—	—	—	—	—	1
Net realized gains (losses) from investments	(849,434)	2,072,935	1,870,694	5,579,954	1,104,520	5,122,570
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	7,372,044	(13,080,314)	353,927	(842,306)	(582,097)	(6,323,699)
Net Change in Net Assets from Operations	8,002,804	(8,310,867)	3,412,976	7,026,119	477,523	(1,295,987)

Distributions to Shareholders (Note 7)
From net investment income
Class A	—	(431,824)	—	(763,479)	—	—
Class I	—	(3,438,261)	—	(1,867,184)	—	—
From net realized gains
Class A	—	(425,723)	—	—	—	(1,034,253)
Class I	—	(2,805,885)	—	—	—	(5,325,978)
Change in Net Assets from Distributions to Shareholders	—	(7,101,693)	—	(2,630,663)	—	(6,360,231)

Change in Net Assets from Capital Transactions (Note 6)	8,741,535	20,592,527	1,295,765	8,152,275	1,349,998	(6,627,874)
Change in Net Assets	16,744,339	5,179,967	4,708,741	12,547,731	1,827,521	(14,284,092)

Net Assets
Beginning of period	131,380,137	126,200,170	186,999,994	174,452,263	47,163,049	61,447,141
End of period	$148,124,476	$131,380,137	$191,708,735	$186,999,994	$48,990,570	$47,163,049

Accumulated (Distributions in Excess of) Net Investment Income	$1,480,194	$—	$1,188,355	$—	$(44,900)	$—

See accompanying notes to financial statements.

Statements of Changes in Net Assets, continued

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio
	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
From Operations
Net investment income (loss)	$129,452	$385,657	$151,408	$991,280	$(19,930)	$675,175
Net realized losses on investments in affiliates	(29,428)	(24,903)	(146,921)	(92,806)	(154,591)	(28,590)
Distribution of realized gains received from affiliates	—	120,155	—	1,057,300	—	1,268,444
Net change in unrealized appreciation (depreciation) on investments in affiliates	689,421	(649,450)	1,891,021	(3,044,054)	1,500,129	(3,208,536)
Net Change in Net Assets from Operations	789,445	(168,541)	1,895,508	(1,088,280)	1,325,608	(1,293,507)

Distributions to Shareholders (Note 7)
From net investment income
Class A	(129,432)	(392,724)	(151,179)	(1,035,512)	(1,158)	(717,504)
From net realized gains
Class A	—	(102,074)	—	(932,645)	—	(1,223,796)
Change in Net Assets from Distributions to Shareholders	(129,432)	(494,798)	(151,179)	(1,968,157)	(1,158)	(1,941,300)

Change in Net Assets from Capital Transactions (Note 6)	697,819	1,254,097	1,118,868	5,187,292	539,461	3,446,444
Change in Net Assets	1,357,832	590,758	2,863,197	2,130,855	1,863,911	211,637

Net Assets
Beginning of period	19,718,349	19,127,591	59,741,630	57,610,775	49,881,382	49,669,745
End of period	$21,076,181	$19,718,349	$62,604,827	$59,741,630	$51,745,293	$49,881,382

Accumulated (Distributions in Excess of) Net Investment Income	$20	$—	$229	$—	$(21,088)	$—

See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout the period indicated

Praxis Impact Bond Fund - Class A

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value at beginning of period	$10.32		$10.54	$10.27	$10.73	$10.63	$10.43
Net investment income	0.10		0.23 (a)	0.24 (a)	0.25 (a)	0.27	0.34
Net realized and unrealized gains (losses) on investments	0.37		(0.19)	0.29	(0.42)	0.22	0.32
Total from investment operations	0.47		0.04	0.53	(0.17)	0.49	0.66
Less distributions:
Dividends from investment income	(0.12)		(0.25)	(0.26)	(0.28)	(0.30)	(0.35)
Distributions from net realized gains	—		(0.01)	—	(0.01)	(0.09)	(0.11)
Total distributions	(0.12)		(0.26)	(0.26)	(0.29)	(0.39)	(0.46)
Paid-in capital from redemption fees (Note 2)	—	(b)	— (b)	— (b)	— (b)	— (b)	—
Net asset value at end of period	$10.67		$10.32	$10.54	$10.27	$10.73	$10.63
Total return (excludes sales charge)	4.56	%(c)	0.33%	5.21%	(1.65%)	4.64%	6.43%
Net assets at end of period (in 000s)	$90,237		$79,999	$74,950	$69,784	$83,494	$72,106
Ratio of net expenses to average net assets	0.94	%(d)	0.93%	0.93%	0.94%	0.96%	0.96%
Ratio of net investment income to average net assets	1.86	%(d)	2.16%	2.32%	2.34%	2.49%	3.19%
Ratio of gross expenses to average net assets*	0.99	%(d)	0.98%	0.94%	0.99%	1.05%	1.08%
Portfolio turnover rate	7.82	%(c)	22.67%	16.48%	23.68%	35.75%	36.12%

Praxis Impact Bond Fund - Class I

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value at beginning of period	$10.27		$10.50	$10.22	$10.69	$10.60	$10.39
Net investment income	0.14		0.27 (a)	0.28 (a)	0.29 (a)	0.31	0.38
Net realized and unrealized gains (losses) on investments	0.35		(0.20)	0.30	(0.43)	0.21	0.33
Total from investment operations	0.49		0.07	0.58	(0.14)	0.52	0.71
Less distributions:
Dividends from investment income	(0.14)		(0.29)	(0.30)	(0.32)	(0.34)	(0.39)
Distributions from net realized gains	—		(0.01)	—	(0.01)	(0.09)	(0.11)
Total distributions	(0.14)		(0.30)	(0.30)	(0.33)	(0.43)	(0.50)
Paid-in capital from redemption fees (Note 2)	—	(b)	— (b)	— (b)	— (b)	— (b)	—
Net asset value at end of period	$10.62		$10.27	$10.50	$10.22	$10.69	$10.60
Total return (excludes sales charge)	4.78	%(c)	0.72%	5.66%	(1.26%)	4.98%	6.98%
Net assets at end of period (in 000s)	$377,135		$353,954	$330,742	$292,594	$268,864	$234,612
Ratio of expenses to average net assets	0.55	%(d)	0.54%	0.53%	0.54%	0.56%	0.57%
Ratio of net investment income to average net assets	2.57	%(d)	2.55%	2.73%	2.73%	2.89%	3.59%
Portfolio turnover rate	7.82	%(c)	22.67%	16.48%	23.68%	35.75%	36.12%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated. (Note 5)
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis International Index Fund - Class A

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011 (a)
Net asset value at beginning of period	$9.15		$9.85	$10.64	$9.47	$8.25	$10.00
Net investment income	0.11		0.14 (b)	0.20 (b)	0.14 (b)	0.17	0.03
Net realized and unrealized gains (losses) on investments	(0.11)		(0.71)	(0.81)	1.17	1.17		(1.68)
Total from investment operations	—		(0.57)	(0.61)	1.31	1.34		(1.65)
Less distributions:
Dividends from investment income	—		(0.13)	(0.18)	(0.14)	(0.12)		(0.10)
Distributions from net realized gains	—		—	—	—	—	—
Total distributions	—		(0.13)	(0.18)	(0.14)	(0.12)		(0.10)
Paid-in capital from redemption fees (Note 2)	—	(c)	— (c)	— (c)	— (c)	— (c)	—	(c)
Net asset value at end of period	$9.15		$9.15	$9.85	$10.64	$9.47	$8.25
Total return (excludes sales charge)	0.00%		(5.76%)	(5.70%)	13.86%	16.24%	(16.54	)%(d)
Net assets at end of period (in 000s)	$18,092		$17,631	$18,370	$19,892	$18,181	$2,363
Ratio of net expenses to average net assets	1.37	%(e)	1.33%	1.28%	1.43%	1.73%	1.73	%(e)
Ratio of net investment income to average net assets	2.52	%(e)	1.45%	1.88%	1.36%	1.58%	0.89	%(e)
Ratio of gross expenses to average net assets*	1.37	%(e)	1.33%	1.28%	1.43%	1.73%	4.87	%(e)
Portfolio turnover rate	3.73	%(d)	4.48%	5.73%	11.36%	5.18%	2.44	%(d)

Praxis International Index Fund - Class I

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011 (a)
Net asset value at beginning of period	$9.19		$9.89	$10.70	$9.51	$8.27	$10.00
Net investment income	0.14		0.20 (b)	0.25 (b)	0.20 (b)	0.18	0.12
Net realized and unrealized gains (losses) on investments	(0.12)		(0.71)	(0.82)	1.20	1.24		(1.73)
Total from investment operations	0.02		(0.51)	(0.57)	1.40	1.42		(1.61)
Less distributions:
Dividends from investment income	—		(0.19)	0.24	(0.21)	(0.18)		(0.12)
Distributions from net realized gains	—		—	—	—	—	—
Total distributions	—		(0.19)	(0.24)	(0.21)	(0.18)		(0.12)
Paid-in capital from redemption fees (Note 2)	—	(c)	— (c)	— (c)	— (c)	— (c)	—
Net asset value at end of period	$9.21		$9.19			$9.51	$8.27
Total return (excludes sales charge)	0.22	%(d)	(5.19%)	(5.36%)	14.68%	17.26%	(16.05	)%(d)
Net assets at end of period (in 000s)	$159,093		$153,099	$154,074	$150,369	$118,838	$64,580
Ratio of expenses to average net assets	0.78	%(e)	0.78%	0.78%	0.80%	0.84%	0.86	%(e)
Ratio of net investment income to average net assets	3.14	%(e)	1.97%	2.35%	1.96%	2.29%	2.25	%(e)
Portfolio turnover rate	3.73	%(d)	4.48%	5.73%	11.36%	5.18%	2.44	%(d)

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated. (Note 5)
(a)	The Fund’s inception date is December 31, 2010. The Fund commenced public offering and investment operations on January 3, 2011
(b)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Value Index Fund - Class A

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value at beginning of period	$11.17		$12.54	$11.21	$8.71	$7.57	$7.95
Net investment income	0.08		0.20 (a)	0.18 (a)	0.14 (a)	0.28	0.12
Net realized and unrealized gains (losses) on investments	0.53		(1.00)	1.23	2.60	0.93	(0.40)
Total from investment operations	0.61		(0.80)	1.41	2.74	1.21	(0.28)
Less distributions:
Dividends from investment income	—		(0.28)	(0.08)	(0.24)	(0.07)	(0.10)
Distributions from net realized gains	—		(0.29)	—	—	—	—
Total distributions	—		(0.57)	(0.08)	(0.24)	(0.07)	(0.10)
Paid-in capital from redemption fees (Note 2)	—	(b)	— (b)	— (b)	— (b)	— (b)	—
Net asset value at end of period	$11.78		$11.17	$12.54	$11.21	$8.71	$7.57
Total return (excludes sales charge)	5.46	%(c)	(6.41%)	12.57%	31.33%	16.12%	(3.58%)
Net assets at end of period (in 000s)	$19,321		$17,453	$17,356	$16,275	$13,591	$20,776
Ratio of expenses to average net assets	0.94	%(d)	0.94%	0.87%	1.03%	1.21%	1.32%
Ratio of net investment income to average net assets	1.65	%(d)	1.62%	1.53%	1.40%	1.48%	1.19%
Portfolio turnover rate	14.75	%(c)	21.38%	20.53%	30.38%	69.58%	29.11%

Praxis Value Index Fund - Class I

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value at beginning of period	$11.09		$12.46	$11.14	$8.65	$7.52	$7.91
Net investment income	0.12		0.26 (a)	0.23 (a)	0.20 (a)	0.09	0.15
Net realized and unrealized gains (losses) on investments	0.52		(1.00)	1.22	2.59	1.18	(0.37)
Total from investment operations	0.64		(0.74)	1.45	2.79	1.27	(0.22)
Less distributions:
Dividends from investment income	—		(0.34)	(0.13)	(0.30)	(0.14)	(0.17)
Distributions from net realized gains	—		(0.29)	—	—	—	—
Total distributions	—		(0.63)	(0.13)	(0.30)	(0.14)	(0.17)
Paid-in capital from redemption fees (Note 2)	—	(b)	— (b)	— (b)	—	—	—
Net asset value at end of period	$11.73		$11.09	$12.46	$11.14	$8.65	$7.52
Total return (excludes sales charge)	5.77	%(c)	(6.00%)	13.03%	32.26%	16.91%	(2.80%)
Net assets at end of period (in 000s)	$128,804		$113,927	$108,845	$93,118	$71,284	$32,070
Ratio of expenses to average net assets	0.45	%(d)	0.45%	0.45%	0.48%	0.47%	0.49%
Ratio of net investment income to average net assets	2.32	%(d)	2.11%	1.94%	1.95%	2.24%	2.03%
Portfolio turnover rate	14.75	%(c)	21.68%	20.53%	30.38%	69.58%	29.11%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Growth Index Fund - Class A

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value at beginning of period	$17.68		$17.25	$15.19	$11.63	$9.96	$9.86
Net investment income	0.09		0.18 (a)	0.12 (a)	0.10 (a)	0.02	0.01
Net realized and unrealized gains on investments	0.21		0.46	2.05	3.58	1.70	0.10
Total from investment operations	0.30		0.64	2.17	3.68	1.72	0.11
Less distributions:
Dividends from investment income	—		(0.21)	(0.11)	(0.12)	(0.05)	(0.01)
Distributions from net realized gains	—		—	—	—	—	—
Total distributions	—		(0.21)	(0.11)	(0.12)	(0.05)	(0.01)
Paid-in capital from redemption fees (Note 2)	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)
Net asset value at end of period	$17.98		$17.68	$17.25	$15.19	$11.63	$9.96
Total return (excludes sales charge)	1.70	%(c)	3.70%	14.26%	31.72%	17.15%	1.12%
Net assets at end of period (in 000s)	$68,078		$64,689	$55,833	$51,724	$43,035	$3,363
Ratio of net expenses to average net assets	0.84	%(d)	0.84%	0.91%	1.01%	1.08%	1.10%
Ratio of net investment income to average net assets	1.02	%(d)	1.00%	0.73%	0.76%	1.08%	0.14%
Ratio of gross expenses to average net assets*	0.84	%(d)	0.84%	0.91%	1.01%	1.26%	2.01%
Portfolio turnover rate	13.14	%(c)	18.68%	19.09%	14.82%	82.74%	21.18%

Praxis Growth Index Fund - Class I

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value at beginning of period	$17.79		$17.34	$15.27	$11.68	$9.96	$9.86
Net investment income	0.13		0.25 (a)	0.20 (a)	0.18 (a)	0.07	0.07
Net realized and unrealized gains on investments	0.20		0.47	2.06	3.60	1.71	0.10
Total from investment operations	0.33		0.72	2.26	3.78	1.78	0.17
Less distributions:
Dividends from investment income	—		(0.27)	(0.19)	(0.19)	(0.06)	(0.07)
Distributions from net realized gains	—		—	—	—	—	—
Total distributions	—		(0.27)	(0.19)	(0.19)	(0.06)	(0.07)
Paid-in capital from redemption fees (Note 2)	—	(b)	— (b)	— (b)	— (b)	— (b)	—
Net asset value at end of period	$18.12		$17.79	$17.34	$15.27	$11.68	$9.96
Total return (excludes sales charge)	1.85	%(c)	4.10%	14.77%	32.26%	17.94%	1.73%
Net assets at end of period (in 000s)	$123,631		$122,311	$118,619	$100,561	$97,072	$33,843
Ratio of expenses to average net assets	0.45	%(d)	0.44%	0.42%	0.47%	0.48%	0.50%
Ratio of net investment income to average net assets	1.41	%(d)	1.38%	1.22%	1.31%	1.31%	0.75%
Portfolio turnover rate	13.14	%(c)	18.68%	19.09%	14.82%	82.74%	21.18%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated. (Note 5)
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Small Cap Fund - Class A

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value at beginning of period	$9.45		$11.49		$13.80		$11.33		$10.51	$9.95
Net investment loss	(0.03)		(0.09	)(a)	(0.12	)(a)	(0.12	)(a)	(0.06)	(0.09)
Net realized and unrealized gains (losses) on investments	0.07		(0.41)		(0.43)		4.04		1.03	0.64
Total from investment operations	0.04		(0.50)		(0.55)		3.92		0.97	0.55
Less distributions:
Dividends from investment income	—		(1.54)		(1.76)		(1.45)		(0.15)	—
Total distributions	—		(1.54)		(1.76)		(1.45)		(0.15)	—
Paid-in capital from redemption fees (Note 2)	—		—	(b)	—	(b)	—	(b)	— (b)	0.01
Net asset value at end of period	$9.49		$9.45		$11.49		$13.80		$11.33	$10.51
Total return (excludes sales charge)	0.42	%(c)	(4.53%)		(4.11%)		34.63%		9.26%	5.63%
Net assets at end of period (in 000s)	$7,387		$7,339		$7,664		$8,465		$5,710	$5,541
Ratio of net expenses to average net assets	1.66	%(d)	1.68%		1.69%		1.69%		1.72%	1.71%
Ratio of net investment loss to average net assets	(0.54	%)(d)	(0.75%)		(0.95%)		(0.95%)		(0.34%)	(1.09%)
Ratio of gross expenses to average net assets*	1.77	%(d)	1.81%		1.70%		1.90%		1.91%	2.17%
Portfolio turnover rate	26.81	%(c)	75.84%		73.67%		49.25%		49.78%	67.48%

Praxis Small Cap Fund - Class I

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value at beginning of period	$10.01		$12.01		$14.25		$11.59		$10.67	$10.06
Net investment income (loss)	(0.01)		(0.01	)(a)	(0.04	)(a)	(0.04	)(a)	0.06	(0.03)
Net realized and unrealized gains (losses) on investments	0.09		(0.45)		(0.44)		4.15		1.01	0.64
Total from investment operations	0.08		(0.46)		(0.48)		4.11		1.07	0.61
Less distributions:
Dividends from investment income	—		(1.54)		(1.76)		(1.45)		(0.15)	—
Total distributions	—		(1.54)		(1.76)		(1.45)		(0.15)	—
Paid-in capital from redemption fees (Note 2)	—		—	(b)	—	(b)	—	(b)	—	—
Net asset value at end of period	$10.09		$10.01		$12.01		$14.25		$11.59	$10.67
Total return (excludes sales charge)	0.80	%(c)	(3.99%)		(3.49%)		35.53%		10.06%	6.06%
Net assets at end of period (in 000s)	$41,603		$39,824		$53,783		$68,762		$63,520	$61,130
Ratio of expenses to average net assets	1.05	%(d)	1.06%		1.02%		1.04%		1.05%	1.04%
Ratio of net investment income (loss) to average net assets	(0.14	%)(d)	(0.07%)		(0.28%)		(0.31%)		0.50%	(0.44%)
Portfolio turnover rate	26.81	%(c)	75.84%		73.67%		49.25%		49.78%	67.48%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated. (Note 5)
(a)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Conservative Portfolio - Class A

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value at beginning of period	$10.97		$11.34	$11.10	$10.79	$10.50	$10.55
Net investment income	0.07		0.22 (a)	0.21 (a)	0.23 (a)	0.23	0.24
Net realized and unrealized gains (losses) on investments	0.35		(0.31)	0.42	0.45	0.54	0.06
Total from investment operations	0.42		(0.09)	0.63	0.68	0.77	0.30
Less distributions:
Dividends from investment income	(0.07)		(0.22)	(0.21)	(0.23)	(0.24)	(0.29)
Distributions from net realized gains	—		(0.06)	(0.18)	(0.14)	(0.24)	(0.06)
Total distributions	(0.07)		(0.28)	(0.39)	(0.37)	(0.48)	(0.35)
Paid-in capital from redemption fees (Note 2)	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)
Net asset value at end of period	$11.32		$10.97	$11.34	$11.10	$10.79	$10.50
Total return (excludes sales charge)	3.85	%(c)	(0.81%)	5.68%	6.28%	7.42%	2.88%
Net assets at end of period (in 000s)	$21,076		$19,718	$19,128	$18,045	$17,203	$14,018
Ratio of net expenses to average net assets†	0.59	%(d)	0.60%	0.60%	0.61%	0.61%	0.61%
Ratio of net investment income to average net assets	1.28	%(d)	1.95%	1.82%	2.04%	2.13%	2.31%
Ratio of gross expenses to average net assets†*	0.59	%(d)	0.63%	0.62%	0.64%	0.65%	0.78%
Portfolio turnover rate	5.24	%(c)	8.66%	10.78%	25.69%	30.58%	15.03%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated. (Note 5)
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Balanced Portfolio - Class A

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value at beginning of period	$12.13		$12.76	$12.50	$11.14	$10.62	$10.91
Net investment income	0.03		0.21 (a)	0.17 (a)	0.20 (a)	0.17	0.15
Net realized and unrealized gains (losses) on investments	0.35		(0.42)	0.49	1.50	0.90	(0.17)
Total from investment operations	0.38		(0.21)	0.66	1.70	1.07	(0.02)
Less distributions:
Dividends from investment income	(0.03)		(0.22)	(0.17)	(0.19)	(0.18)	(0.18)
Distributions from net realized gains	—		(0.20)	(0.23)	(0.15)	(0.37)	(0.09)
Total distributions	(0.03)		(0.42)	(0.40)	(0.34)	(0.55)	(0.27)
Paid-in capital from redemption fees (Note 2)	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)
Net asset value at end of period	$12.48		$12.13	$12.76	$12.50	$11.14	$10.62
Total return (excludes sales charge)	3.14	%(c)	(1.66%)	5.30%	15.30%	10.11%	(0.21%)
Net assets at end of period (in 000s)	$62,605		$59,742	$57,611	$53,614	$44,584	$37,770
Ratio of net expenses to average net assets†	0.56	%(d)	0.54%	0.58%	0.60%	0.61%	0.61%
Ratio of net investment income to average net assets	0.51	%(d)	1.65%	1.33%	1.65%	1.57%	1.39%
Ratio of gross expenses to average net assets†*	0.56	%(d)	0.54%	0.58%	0.60%	0.62%	0.71%
Portfolio turnover rate	3.62	%(c)	6.53%	10.26%	19.91%	38.48%	15.11%

†	The ratios presented only reflect the direct expenses for the Fund, not the underlying funds in which it invests.
*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated. (Note 5)
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Growth Portfolio - Class A

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value at beginning of period	$12.93		$13.79	$13.49	$11.40	$10.68	$11.15
Net investment income (loss)	(0.02)		0.18 (a)	0.13 (a)	0.17 (a)	0.13	0.08
Net realized and unrealized gains (losses) on investments	0.35		(0.52)	0.56	2.26	1.13	(0.33)
Total from investment operations	0.33		(0.34)	0.69	2.43	1.26	(0.25)
Less distributions:
Dividends from investment income	(0.00	)(b)	(0.19)	(0.13)	(0.17)	(0.14)	(0.10)
Distributions from net realized gains	—		(0.33)	(0.26)	(0.17)	(0.40)	(0.12)
Total distributions	(0.00	)(b)	(0.52)	(0.39)	(0.34)	(0.54)	(0.22)
Paid-in capital from redemption fees (Note 2)	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)
Net asset value at end of period	$13.26		$12.93	$13.79	$13.49	$11.40	$10.68
Total return (excludes sales charge)	2.55	%(c)	(2.49%)	5.09%	21.28%	11.82%	(2.24%)
Net assets at end of period (in 000s)	$51,745		$49,881	$49,670	$45,793	$36,294	$29,882
Ratio of net expenses to average net assets†	0.62	%(d)	0.62%	0.60%	0.60%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets	(0.08	)%(d)	1.33%	0.95%	1.39%	1.22%	0.79%
Ratio of gross expenses to average net assets†*	0.62	%(d)	0.62%	0.60%	0.66%	0.74%	0.89%
Portfolio turnover rate	3.53	%(c)	7.39%	8.81%	20.87%	45.13%	15.54%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated. (Note 5)
(a)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements (unaudited)	June 30, 2016

1. Organization:

The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 27, 1993, as amended and restated December 1, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2016, the Trust consists of the Praxis Impact Bond Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Fund, (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). The Funds and Portfolios are also referred to individually as the Impact Bond Fund, International Index Fund, Value Index Fund, Growth Index Fund, Small Cap Fund, Conservative Portfolio, Balanced Portfolio and Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust.

As of June 30, 2016, the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, certain other class specific expenses and income, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Impact Bond Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting year. Actual results could differ from those estimates.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their debt investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established are reviewed by the Pricing Committee of the Funds and Portfolios (“Pricing Committee”) under general supervision of the Board of Trustees (the “Board”). Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days may be at amortized cost, which approximates fair value. The Portfolios’ investments in the Funds (the “Underlying Funds”) are valued at the closing net asset value per share.

In certain circumstances, the Praxis Mutual Funds Valuation Procedures (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Pricing Committee. In valuing restricted securities under the Valuation Procedures, the Pricing Committee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Pricing Committee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Notes to Financial Statements (unaudited), continued	June 30, 2016

●	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Trust determines transfers between fair value hierarchy levels at the reporting period end.

The aggregate value by input level, as of June 30, 2016, for each Fund’s and Portfolio’s investments are as follows:

Impact Bond Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Asset Backed Securities	$—	$11,524,854	$—	$11,524,854
Commercial Mortgage Backed Securities	—	8,122,017	—	8,122,017
Foreign Bonds	—	7,899,536	—	7,899,536
Municipal Bonds	—	14,345,577	—	14,345,577
Corporate Bonds	—	210,853,224	—	210,853,224
Corporate Notes	—	4,600,000	—	4,600,000
U.S. Government Agencies	—	189,435,616	—	189,435,616
Investment Companies	3,361,127	—	—	3,361,127
Total Investments	$3,361,127	$446,780,824	$—	$450,141,951

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2016.

International Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$132,731,885	$40,628,111	$—	$173,359,996
Preferred Stocks	528,395	—	—	528,395
Corporate Notes	—	1,600,000	—	1,600,000
Total Investments	$133,260,280	$42,228,111	$—	$175,488,391

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2016.

Value Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$146,304,792	$—	$—	$146,304,792
Rights	—	7,028	—	7,028
Corporate Notes	—	1,270,000	—	1,270,000
Total Investments	$146,304,792	$1,277,028	$—	$147,581,820

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2016.

Growth Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$189,502,552	$—	$—	$189,502,552
Corporate Notes	—	1,775,000	—	1,775,000
Total Investments	$189,502,552	$1,775,000	$—	$191,277,552

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2016.

Notes to Financial Statements (unaudited), continued	June 30, 2016

Small Cap Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$44,705,222	$—	$—	$44,705,222
Corporate Notes	—	440,000	—	440,000
Total Investments	$44,705,222	$440,000	$—	$45,145,222

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2016.

Conservative Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$20,915,544	$—	$—	$20,915,544
Total Investments	$20,915,544	$—	$—	$20,915,544

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2016.

Balanced Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$62,566,437	$—	$—	$62,566,437
Total Investments	$62,566,437	$—	$—	$62,566,437

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2016.

Growth Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$51,743,953	$—	$—	$51,743,953
Total Investments	$51,743,953	$—	$—	$51,743,953

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2016.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are reflected in the calculation of each Fund’s and Portfolio’s net asset value no later than the first business day following trade date. For financial reporting purposes, security transactions are accounted for on the trade date on the last business day of the reporting period. Realized gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Allocations:

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund or Portfolio are allocated proportionally among all Funds and Portfolios daily in relation to net assets of each Fund or Portfolio or another reasonable measure.

The Portfolios invest in other Praxis equity and fixed income funds (the “Underlying Funds”) and, as a result, the Portfolios indirectly pay a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are reflected as Acquired Fund Fees and Expenses (“AFFE”) in the Portfolios’ prospectus fee tables. Actual indirect expenses vary depending on how a Portfolio’s assets are allocated among the Underlying Funds.

Notes to Financial Statements (unaudited), continued	June 30, 2016

Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:

The market value of investment securities, other assets and liabilities of the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Dividends and Distributions:

Dividends from net investment income are declared and paid monthly for the Impact Bond Fund and for each of the Portfolios. Dividends from net investment income are declared and paid annually for the International Index Fund, the Value Index Fund, the Growth Index Fund and the Small Cap Fund. To the extent the Portfolios invest in the Impact Bond Fund and receive dividends, they will be paid monthly. Distributions of net realized capital gains from the Underlying Funds are recorded on the ex-dividend date or when the Portfolios first learn of the dividend. Distributable net realized capital gains of the Funds, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes:

It is each Fund’s and Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions available to investment companies, as defined in applicable sections of Subchapter M of the Internal Revenue Code, and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld.

Redemption Fees:

The Funds and Portfolios will charge a redemption fee of two percent of the total redemption amount if a shareholder sells or exchanges shares after holding them for less than 30 days subject to certain exceptions and limitations described in the Prospectus. Amounts charged are included in Paid in Capital Share Transactions as disclosed in Note 6 to the Financial Statements.

Notes to Financial Statements (unaudited), continued	June 30, 2016

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term debt securities having maturities one year or less and U.S. Government Securities) for the six months ended June 30, 2016 were as follows:

	Purchases	Sales
Impact Bond Fund	$57,545,540	$33,656,831
International Index Fund	14,213,650	6,338,608
Value Index Fund	30,521,357	19,840,251
Growth Index Fund	28,087,505	24,539,314
Small Cap Fund	11,797,780	11,529,032
Conservative Portfolio	1,576,831	1,064,231
Balanced Portfolio	3,224,259	2,190,748
Growth Portfolio	2,211,494	1,767,713

4. Investment Transactions with Affiliates:

The Portfolios invest in the underlying Praxis Mutual Funds which are also advised by the Adviser. Therefore, the Underlying Funds are deemed affiliates, and the related activities in those investments were as follows:

	For the six months ended June 30, 2016
Affiliate	Fair Value at December 31, 2015	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend Income	Shares at June 30, 2016	Fair Value at June 30, 2016
Praxis Genesis Conservative Portfolio
Praxis Impact Bond Fund	$13,808,222	$1,030,868	$678,574	$(8,648)	$188,476	1,367,429	$14,522,101
Praxis Growth Index Fund	1,972,173	197,321	90,915	(1,548)	—	117,284	2,125,180
Praxis International Index Fund	1,501,187	125,741	68,186	(6,782)	—	170,136	1,566,955
Praxis Small Cap Fund	490,376	70,580	22,729	(8,525)	—	54,237	547,250
Praxis Value Index Fund	1,970,993	152,321	90,915	(3,925)	—	183,637	2,154,058
Total	$19,742,951	$1,576,831	$951,319	$(29,428)	$188,476	1,892,723	$20,915,544

	For the six months ended June 30, 2016
Affiliate	Fair Value at December 31, 2015	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend Income	Shares at June 30, 2016	Fair Value at June 30, 2016
Praxis Genesis Balanced Portfolio
Praxis Impact Bond Fund	$23,880,711	$1,181,154	$1,271,058	$(19,219)	$319,991	2,316,427	$24,600,449
Praxis Growth Index Fund	10,444,573	625,691	264,987	(8,774)	—	608,195	11,020,502
Praxis International Index Fund	9,088,330	399,735	227,132	(33,260)	—	1,008,068	9,284,310
Praxis Small Cap Fund	5,935,653	618,824	151,421	(58,527)	—	643,308	6,490,981
Praxis Value Index Fund	10,439,561	398,855	276,150	(27,141)	—	952,276	11,170,195
Total	$59,788,828	$3,224,259	$2,190,748	$(146,921)	$319,991	5,528,274	$62,566,437

	For the six months ended June 30, 2016
Affiliate	Fair Value at December 31, 2015	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend Income	Shares at June 30, 2016	Fair Value at June 30, 2016
Praxis Genesis Growth Portfolio
Praxis Impact Bond Fund	$9,972,670	$423,556	$622,663	$(9,987)	$132,163	951,735	$10,107,425
Praxis Growth Index Fund	11,215,209	478,590	274,809	(7,290)	—	642,862	11,648,660
Praxis International Index Fund	10,120,648	312,136	283,663	(44,203)	—	1,105,068	10,177,672
Praxis Small Cap Fund	7,435,760	646,060	183,206	(68,213)	—	793,181	8,003,199
Praxis Value Index Fund	11,210,340	351,153	403,371	(24,898)	—	1,006,564	11,806,997
Total	$49,954,627	$2,211,495	$1,767,712	$(154,591)	$132,163	4,499,410	$51,743,953

Notes to Financial Statements (unaudited), continued	June 30, 2016

5. Related Party Transactions:

Everence Capital Management, Inc. (the “Adviser”) provides investment advisory services to the Funds and Portfolios. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds and Portfolios as follows:

Impact Bond Fund	0.40%
International Index Fund	0.60%
Value Index Fund	0.30%
Growth Index Fund	0.30%
Small Cap Fund	0.85%
Conservative Portfolio	0.05%
Balanced Portfolio	0.05%
Growth Portfolio	0.05%

The Adviser has retained Sub-Advisers to manage the investments of certain Funds under the terms of Sub-Advisory Agreements. The Adviser (not the Funds) pays each Sub-Adviser a fee for these services. Aperio Group LLC serves as the Sub-Adviser to the International Index Fund and Luther King Capital Management Corporation serves as the Sub-Adviser to the Small Cap Fund.

The Adviser has entered into an expense limitation agreement effective until April 30, 2017. Pursuant to this agreement, the Adviser has agreed to reduce its fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) of certain Funds and the Portfolios. Those Funds and Portfolios have agreed to repay the Adviser for the amount of fee reduction and/or expense reimbursements by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed the contractual expense limit in place at the time of the fee reduction and/or reimbursement and at the time of repayment, and the repayment is made within three years after the year in which the Adviser reduced and/or reimbursed the expense.

The contractual expense limits in place as of June 30, 2016 were:

Impact Bond Fund (Class A)	0.90%
Small Cap Fund (Class A)	1.65%
Conservative Portfolio (Class A)	0.60%
Balanced Portfolio (Class A)	0.60%
Growth Portfolio (Class A)	0.60%

For the six months ended June 30, 2016, the Adviser contractually reduced investment advisory fees and/or reimbursed other operating expenses of the Funds and Portfolios as follows:

Impact Bond Fund (Class A)	$17,820
Small Cap Fund (Class A)	3,685

For the six months ended June 30, 2016, the Adviser recouped investment advisory fees of the Funds and Portfolios as follows:

Conservative Portfolio (Class A)	$2,000

Notes to Financial Statements (unaudited), continued	June 30, 2016

As of June 30, 2016, the Funds and Portfolios had the following amounts (and year of expiration) subject to repayment to the Adviser:

	Year Waived	Year Repayment Expires	Balance
Impact Bond Fund	2013	2016	$39,015
	2014	2017	2,575
	2015	2018	35,957
	2016	2019	17,820
			$95,367
Small Cap Fund	2013	2016	$14,524
	2014	2017	1,183
	2015	2018	9,640
	2016	2019	3,685
			$29,032
Conservative Portfolio	2013	2016	$4,678
	2014	2017	2,698
	2015	2018	4,872
			$12,248
Growth Portfolio	2013	2016	$21,201

U.S. Bancorp Fund Services LLC provides transfer agent, shareholder servicing and dividend disbursing services on behalf of the Trust. For these services, U.S. Bancorp Fund Services LLC receives an annual fee, paid monthly, from each Fund and Portfolio.

BHIL Distributors, LLC (“Distributor” and “Underwriter”) serves as the Funds’ and Portfolios’ principal Distributor and Underwriter and, as such, acts as exclusive agent for distribution of the Funds’ and Portfolios’ shares. Under the terms of the Underwriting Agreements between the Trust and the Underwriter, the Underwriter earned amounts from underwriting and broker commissions on the sale of shares during the six months ended June 30, 2016 as follows:

Impact Bond	$1,458
International Index	699
Value Index	1,751
Growth Index	4,098
Small Cap	1,127
Conservative Portfolio	3,873
Balanced Portfolio	17,026
Growth Portfolio	12,258

The Trust has adopted a Plan of Distribution (“Rule 12b-1 Plan”) under which each Fund and Portfolio may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. The Rule 12b-1 Plan permits Class A Shares of the Funds and Portfolios to pay a 12b-1 fee of up to 0.50 percent of the average daily net assets attributable to Class A Shares of the applicable Fund and Portfolio, although the Board has currently authorized the Funds and Portfolios to charge no more than 0.25%. The Distributor may use the 12b-1 fee for shareholder servicing or distribution.

Effective March 1, 2016, the Trust entered into a Management and Administration Agreement with Beacon Hill Fund Services, Inc. (“Beacon Hill”) on behalf of the Funds to serve as business manager and administrator for the Trust on behalf of the Funds. This Agreement supplemented and replaced the Compliance Services and Financial Services Agreements with Beacon Hill. Pursuant to the terms of the Agreement, Beacon Hill, as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Beacon Hill include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to the Assistant Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the Securities and Exchange Commission; and maintaining books and records in accordance with applicable laws and regulations. For these services, Beacon Hill receives a monthly fee from each Fund and Portfolio.

Certain Officers of the Trust are affiliated with the Adviser and/or the Distributor. With the exception of the Chief Compliance Officer and the Chief Financial Officer, such officers are not paid any fees directly by the Funds or Portfolios for serving as Officers of the Trust.

The Chair of the Board of Trustees receives an annual retainer of $9,000. The Audit Committee Chair receives an annual retainer of $7,000. Each additional Independent Trustee receives an annual retainer of $6,000. The meeting attendance fee is $2,000 per Trustee for each quarterly in-person meeting and $1,000 for telephonic Board meetings. The Trust paid $60,000 in aggregate Trustee fees during the six months ended June 30, 2016.

Notes to Financial Statements (unaudited), continued	June 30, 2016

6. Capital Share Transactions:

Transactions in shares of the Funds and Portfolios are summarized below:

	Praxis Impact Bond Fund		Praxis International Index Fund
	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$15,446,878	$25,477,562	$1,642,649	$3,794,384
Dividends reinvested	720,124	1,682,011	—	248,626
Cost of shares redeemed	(8,734,177)	(20,465,074)	(1,283,776)	(3,392,694)
Redemption fees	567	10,474	374	392
Class A Share Transactions	$7,433,392	$6,704,973	$359,247	$650,708
Class I Shares:
Proceeds from shares issued	$36,345,946	$75,797,084	$14,972,721	$30,218,572
Dividends reinvested	2,154,741	5,273,696	—	1,760,826
Cost of shares redeemed	(27,383,722)	(50,081,922)	(9,794,397)	(22,037,352)
Redemption fees	501	327	11	114
Class I Share Transactions	$11,117,466	$30,989,185	$5,178,335	$9,942,160
Net increase from capital transactions	$18,550,858	$37,694,158	$5,537,582	$10,592,868
Share Transactions:
Class A Shares:
Issued	1,471,666	2,427,994	195,230	376,545
Reinvested	68,298	160,463	—	26,968
Redeemed	(831,880)	(1,945,403)	(144,672)	(341,240)
Change in Class A Shares:	708,084	643,054	50,558	62,273
Class I Shares:
Issued	3,475,195	7,241,195	1,700,092	3,057,635
Reinvested	205,343	505,144	—	190,154
Redeemed	(2,616,958)	(4,798,010)	(1,090,252)	(2,155,658)
Change in Class I Shares:	1,063,580	2,948,329	609,840	1,092,131
Net increase from share transactions	1,771,664	3,591,383	660,398	1,154,404

	Praxis Value Index Fund		Praxis Growth Index Fund		Praxis Small Cap Fund
	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$2,358,932	$3,221,870	$6,700,716	$12,280,368	$719,186	$3,041,010
Dividends reinvested	—	813,980	—	714,366	—	986,104
Cost of shares redeemed	(1,446,650)	(1,898,850)	(4,523,954)	(5,438,167)	(697,425)	(2,981,353)
Redemption fees	31	297	560	199	—	6,093
Class A Share Transactions	$912,313	$2,137,297	$2,177,322	$7,556,766	$21,761	$1,051,854
Class I Shares:
Proceeds from shares issued	$15,307,219	$28,736,694	$11,820,321	$20,442,653	$3,696,618	$5,380,398
Dividends reinvested	—	4,698,231	—	1,142,707	—	5,274,940
Cost of shares redeemed	(7,478,190)	(14,979,797)	(12,701,882)	(20,989,879)	(2,368,381)	(18,335,066)
Redemption fees	193	102	4	28	—	—
Class I Share Transactions	$7,829,222	$18,455,230	$(881,557)	$595,509	$1,328,237	$(7,679,728)
Net increase (decrease) from capital transactions	$8,741,535	$20,592,527	$1,295,765	$8,152,275	$1,349,998	$(6,627,874)

Notes to Financial Statements (unaudited), continued	June 30, 2016

	Praxis Value Index Fund		Praxis Growth Index Fund		Praxis Small Cap Fund
	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
Share Transactions:
Class A Shares:
Issued	207,631	262,186	388,052	688,665	80,094	258,539
Reinvested	—	71,448	—	39,976	—	103,052
Redeemed	(129,794)	(154,999)	(259,403)	(307,994)	(78,385)	(252,274)
Change in Class A Shares:	77,837	178,635	128,649	420,647	1,709	109,317
Class I Shares:
Issued	1,384,514	2,350,086	674,749	1,147,457	395,570	441,067
Reinvested	—	416,148	—	63,554	—	520,725
Redeemed	(669,821)	(1,230,288)	(727,024)	(1,176,692)	(248,458)	(1,462,158)
Change in Class I Shares:	714,693	1,535,946	(52,275)	34,319	147,112	(500,366)
Net increase (decrease) from share transactions	792,530	1,714,581	76,374	454,966	148,821	(391,049)

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio
	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$2,001,581	$2,824,534	$3,625,952	$8,644,629	$2,577,276	$6,117,121
Dividends reinvested	127,438	334,878	149,625	1,235,992	1,154	1,221,517
Cost of shares redeemed	(1,431,203)	(1,905,324)	(2,656,787)	(4,693,372)	(2,039,057)	(3,892,254)
Redemption fees	3	9	78	43	88	60
Class A Share Transactions	$697,819	$1,254,097	$1,118,868	$5,187,292	$539,461	$3,446,444
Net increase from capital transactions	$697,819	$1,254,097	$1,118,868	$5,187,292	$539,461	$3,446,444
Share Transactions:
Class A Shares:
Issued	181,749	249,570	300,209	678,098	203,173	443,572
Reinvested	11,494	29,738	12,373	99,173	93	92,469
Redeemed	(129,343)	(168,576)	(220,337)	(366,356)	(159,581)	(278,755)
Change in Class A Shares:	63,900	110,732	92,245	410,915	43,685	257,286
Net increase from share transactions	63,900	110,732	92,245	410,915	43,685	257,286

7. Federal Income Tax Information:

The character of dividends paid to shareholders of the Funds and Portfolios for federal income tax purposes during the periods ended June 30, 2016 and December 31, 2015 was as follows:

	Praxis Impact Bond Fund		Praxis International Index Fund		Praxis Value Index Fund
	2016	2015	2016	2015	2016	2015
From ordinary income	$5,806,379	$11,402,413	$—	$3,351,861	$—	$3,536,414
From long-term capital gains	—	367,980	—	—	—	3,565,279
Total distributions	$5,806,379	$11,770,393	$—	$3,351,861	$—	$7,101,693

	Praxis Growth Index Fund		Praxis Small Cap Fund
	2016	2015	2016	2015
From ordinary income	$—	$2,630,663	$—	$—
From long-term capital gains	—	—	—	6,360,231
Total distributions	$—	$2,630,663	$—	$6,360,231

Notes to Financial Statements (unaudited), continued	June 30, 2016

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio
	2016	2015	2016	2015	2016	2015
From ordinary income	$129,432	$391,185	$151,179	$1,005,688	$1,158	$711,578
From long-term capital gains	—	103,613	—	962,469	—	1,229,722
Total distributions	$129,432	$494,798	$151,179	$1,968,157	$1,158	$1,941,300

The following information is computed on a tax basis for each item as of December 31, 2015

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund
Tax cost of portfolio investments	$409,071,997	$165,146,273	$113,772,405
Gross unrealized appreciation	9,013,334	31,091,459	25,650,216
Gross unrealized depreciation	(4,830,249)	(26,438,907)	(8,854,491)
Net unrealized appreciation (depreciation)	4,183,085	4,652,552	16,795,725
Net unrealized appreciation (depreciation) on foreign currency transactions	—	(5,735)	—
Undistributed ordinary income	—	47,397	—
Undistributed long-term capital gains	376,616	—	1,211,883
Capital loss carryforward	—	(7,607,871)	—
Post-October losses	—	(523,844)	—
Other temporary differences	—	—	—
Accumulated earnings (deficit)	$4,559,701	$(3,437,501)	$18,007,608

	Praxis Growth Index Fund	Praxis Small Cap Fund
Tax cost of portfolio investments	$126,784,779	$35,425,403
Gross unrealized appreciation	61,507,853	9,834,847
Gross unrealized depreciation	(2,019,409)	(896,195)
Net unrealized appreciation (depreciation)	59,488,444	8,938,652
Net unrealized appreciation (depreciation) on foreign currency transactions	1,252	—
Undistributed ordinary income	—	—
Undistributed long-term capital gains	—	214,251
Capital loss carryforward	(2,741,906)	—
Post-October losses	(688,194)	—
Other temporary differences	—	—
Accumulated earnings (deficit)	$56,059,596	$9,152,903

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Tax cost of portfolio investments	$18,788,616	$53,641,129	$43,112,691
Gross unrealized appreciation	1,215,467	7,304,522	8,028,612
Gross unrealized depreciation	(261,132)	(1,156,823)	(1,186,676)
Net unrealized appreciation (depreciation)	954,335	6,147,699	6,841,936
Undistributed ordinary income	116,386	—	—
Undistributed long-term capital gains	—	1,007,969	1,276,445
Capital loss carryforward	—	—	—
Other temporary differences	—	—	—
Accumulated earnings (deficit)	$1,070,721	$7,155,668	$8,118,381

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral on wash sales loss and nontaxable distributions, as well as investments in Passive Foreign Investment Companies.

As of the end of tax year ended December 31, 2015, the following Funds have capital loss carry forwards (“CLCFs”) as summarized in the table below. Under the provisions of the Regulated Investment Company Modernization Act of 2010, CLCFs that originated in a tax year that began before December 23, 2010 (pre-effective CLCFs) may be carried forward, subject to certain limitations, and applied to offset future capital gains, and thus reduce the amount of distributable capital gains, for up to eight succeeding tax years, after which any unutilized CLCFs expire. Pre-effective CLCFs are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that originate in tax years beginning after December 22, 2010 (post-effective CLCFs), are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year, and thus take precedent over the application of pre-effective CLCFs. Post-effective CLCFs can be carried forward indefinitely.

Notes to Financial Statements (unaudited), continued	June 30, 2016

Pre-effective CLCFs subject to expiration:

	Amount	Expires
Growth Index Fund	$2,741,906	2017

Post-effective CLCFs not subject to expiration:

	Short Term CLCF	Long Term CLCF
International Index Fund	$4,484,128	$3,123,743

During the year ended December 31, 2015, the Impact Bond Fund and Growth Index Fund utilized $89,170 and $6,405,763 of capital loss carryforwards, respectively.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital losses carryforwards will be determined at the end of the current tax year.

8. Commitments and Contingencies

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s and Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund or Portfolio. However, based on experience, the Trust expects the risk of loss to be remote.

9. Special Meeting of Shareholders

A Special Meeting of Shareholders of the Trust was held on April 28, 2016 for the purpose of voting on three proposals: (1) election of Trustees; (2) revisions to the Trust’s Declaration of Trust; and (3) revisions to fundamental investment policies of the Trust. At the meeting, each of the proposals set forth in the shareholder proxy were approved. The voting results for each of the proposals are as follows:

Proposal 1 - Election of Trustees

The voting results for the election of seven Trustees were as follows:

	For	Withhold
Karen Klassen Harder	77,863,473	6,710,646
Kenneth D. Hochstetler	81,252,509	3,321,611
Jeffrey K. Landis	77,931,957	6,642,163
R. Clair Sauder	77,911,536	6,662,583
Dwight L. Short	77,927,581	6,646,539
Candace L. Smith	77,914,579	6,659,541
Don E. Weaver	77,355,733	7,218,386

Proposal 2 - Approve and amended and restated Declaration of Trust

The voting results to approve an amended and restated Declaration of Trust were as follows:

For	Withhold
70,983,577	2,416,114

Proposal 3 - Approve updated fundamental investment policies for the Trust

The voting results to approve updated fundamental investment policies for the Trust (by Fund or Portfolio) were as follows:

	Intermediate Income Fund		International Index Fund		Value Index Fund
	For	Against	For	Against	For	Against
a) Borrowing Money	31,317,074	76,827	16,641,587	16,536	9,553,269	16,110
b) Issuing senior securities	31,374,627	33,454	16,645,575	12,762	9,556,843	12,798
c) Underwriting securities	31,318,319	50,267	16,633,994	13,495	9,546,743	13,504
d) Real Estate	30,995,112	415,520	16,644,573	15,656	9,551,227	18,342
e) Commodities	31,380,195	39,373	16,647,199	10,828	9,558,069	11,587
f) Making Loans	31,332,835	65,767	16,559,485	13,895	9,555,186	14,306
g) Diversification	31,366,662	29,110	16,561,123	10,228	9,560,886	8,170
h) Concentration	31,341,539	42,538	16,557,287	10,111	9,557,771	10,441

Notes to Financial Statements (unaudited), continued	June 30, 2016

Proposal 3 - Approve updated fundamental investment policies for the Trust (Continued)

	Growth Index Fund		Small Cap Fund
	For	Against	For	Against
a) Borrowing Money	7,404,011	20,717	3,842,148	15,124
b) Issuing senior securities	7,414,360	11,449	3,844,338	12,937
c) Underwriting securities	7,397,420	15,233	3,842,313	8,755
d) Real Estate	7,269,727	155,828	3,844,413	9,767
e) Commodities	7,407,996	10,576	3,844,835	11,840
f) Making Loans	7,415,044	12,643	3,844,443	14,191
g) Diversification	7,418,229	5,495	3,850,921	5,882
h) Concentration	7,411,756	11,364	3,845,466	7,184

Voting results to approve updated fundamental investment policies for the Trust (by Fund or Portfolio) were as follows:

	Genesis Balanced Portfolio		Genesis Conservative Fund		Genesis Growth Fund
	For	Against	For	Against	For	Against
a) Borrowing Money	2,188,185	13,713	764,626	13,312	1,536,618	13,737
b) Issuing senior securities	2,183,181	15,712	779,166	2,028	1,541,525	10,214
c) Underwriting securities	2,175,960	14,268	771,148	6,086	1,530,500	10,210
d) Real Estate	2,186,804	15,843	774,935	9,886	1,542,115	9,425
e) Commodities	2,186,169	11,328	787,502	840	1,539,741	10,122
f) Making Loans	2,188,092	15,039	771,438	8,552	1,541,931	11,077
g) Diversification	2,197,492	5,476	778,371	1,618	1,539,588	8,495
h) Concentration	2,191,066	10,054	771,176	3,699	1,540,927	8,893

10. Subsequent Events

The Funds and Portfolios evaluated subsequent events from June 30, 2016 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Additional Fund Information (unaudited)	June 30, 2016

Praxis Impact Bond Fund

Security Allocation	Percentage of Net Assets
Asset Backed Security	2.5%
Commercial Mortgage Backed Security	1.7%
Corporate Bond	45.1%
Corporate Notes	1.0%
Federal Home Loan Bank	3.0%
Federal Home Loan Mortgage Corporation	17.2%
Federal National Mortgage Association	19.0%
Foreign Bond	1.7%
Government National Mortgage Association	0.3%
Investment Company	0.7%
Municipal Bond	3.1%
Overseas Private Investment Corporation	0.7%
Small Business Administration	0.1%
United States Department of Housing and Urban Development	0.2%
Total	96.3%

Praxis International Index Fund

Security Allocation	Percentage of Net Assets
Australia	5.6%
Austria	0.2%
Belgium	0.7%
Bermuda **	0.0%
Brazil	1.5%
Canada	6.5%
Chile	0.5%
China	4.0%
Columbia	0.5%
Denmark	1.2%
Finland	0.6%
France	6.2%
Germany	6.3%
Hong Kong	4.3%
Hungary	0.1%
India	2.3%
Indonesia	0.8%
Ireland	1.3%
Israel	0.5%
Italy	1.4%
Japan	15.5%
Jersey	0.4%
Luxembourg	0.3%
Mexico	1.6%
Netherlands	2.0%
Norway	0.6%
Peru	0.2%
Philippines	0.1%
Portugal	0.1%
Russia	0.2%
Singapore	1.6%
South Africa	0.6%
South Korea	2.7%
Spain	1.7%
Sweden	2.6%
Switzerland	7.8%
Taiwan	3.1%
Turkey	0.2%
United Kingdom	11.3%
United States	0.7%
Preferred Stocks	0.3%
Corporate Notes	0.9%
Total	99.0%

Praxis International Index Fund

Security Allocation	Percentage of Net Assets
Banks	13.8%
Pharmaceuticals	7.1%
Insurance	5.4%
Diversified Telecommunications Services	5.1%
Oil, Gas, & Consumable Fuels	5.1%
Metals & Mining	3.9%
Wireless Telecommunication Services	3.7%
Food Products	3.3%
Real Estate Management and Development	2.7%
Semiconductors & Semiconductor Equipment	2.6%
Automobiles	2.5%
Machinery	2.4%
Chemicals	2.3%
Internet Software & Services	2.0%
Media	2.0%
Personal Products	2.0%
Food & Staples Retailing	1.9%
Road and Rail	1.7%
Electric Utilities	1.6%
Multi-Utilities	1.6%
Electrical Equipment	1.5%
Software	1.4%
Capital Markets	1.3%
Construction & Engineering	1.3%
Health Care Equipment & Supplies	1.3%
Auto Components	1.2%
Household Products	1.1%
IT Services	1.1%
Textiles, Apparel, & Luxury Goods	1.1%
Electronic Equipment, Instruments, & Components	1.0%
Hotels, Restaurants and Leisure	1.0%
Community Development	0.9%
Household Durables	0.9%
Industrial Conglomerates	0.9%
Energy Equipment & Services	0.8%
Construction Materials	0.7%
Health Care Providers & Services	0.7%
Professional Services	0.7%
Specialty Retail	0.7%
Trading Companies and Distributors	0.7%
Diversified Financial Services	0.6%
Water Utilities	0.6%
Technology Hardware, Storage, & Peripherals	0.5%
Transportation Infrastructure	0.5%
Air Freight & Logistics	0.4%
Beverages	0.4%
Communications Equipment	0.4%
Real Estate Investment Trusts (REITs)	0.4%
Airlines	0.3%
Biotechnology	0.3%
Building Products	0.3%
Commercial Services & Supplies	0.3%
Containers and Packaging	0.2%
Life Sciences Tools & Services	0.2%
Multiline Retail	0.2%
Independent Power Producers & Energy Traders	0.1%
Internet & Catalog Retail	0.1%
Leisure Products	0.1%
Paper & Forest Products	0.1%
Marine **	0.0%
Other Assets in Excess of Liabilities	1.0%
Total	100.0%

**	Amount rounds to less than 0.1%

Additional Fund Information (unaudited), continued	June 30, 2016

Praxis Value Index Fund

Security Allocation	Percentage of Net Assets
Common Stocks	98.7%
Corporate Notes	0.9%
Rights**	0.0%
Total	99.6%

**	Amount rounds to less than 0.1%

Praxis Growth Index Fund

Security Allocation	Percentage of Net Assets
Common Stocks	98.9%
Corporate Notes	0.9%
Total	99.8%

Praxis Small Cap Fund

Security Allocation	Percentage of Net Assets
Common Stocks	91.3%
Corporate Notes	0.9%
Total	92.2%

Praxis Genesis Conservative Portfolio

Security Allocation	Percentage of Net Assets
Affiliated Mutual Funds	99.2%

Praxis Genesis Balanced Portfolio

Security Allocation	Percentage of Net Assets
Affiliated Mutual Funds	99.9%

Praxis Genesis Growth Portfolio

Security Allocation	Percentage of Net Assets
Affiliated Mutual Funds	100.0%

Additional Fund Information (unaudited), continued	June 30, 2016

Expense Comparison:

As a shareholder of the Praxis Mutual Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads); redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution and service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Praxis Mutual Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 through June 30, 2016.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period* 1/1/2016-6/30/2016	Expense Ratio During Period** 1/1/2016-6/30/2016
Praxis Impact Bond Fund
Class A	$1,000.00	$1,045.60	$4.78	0.94%
Class I	1,000.00	1,047.80	2.80	0.55%
Praxis International Index Fund
Class A	1,000.00	1,000.00	6.81	1.37%
Class I	1,000.00	1,002.20	3.88	0.78%
Praxis Value Index Fund
Class A	1,000.00	1,054.60	4.80	0.94%
Class I	1,000.00	1,057.70	2.30	0.45%
Praxis Growth Index Fund
Class A	1,000.00	1,017.00	4.21	0.84%
Class I	1,000.00	1,019.10	2.26	0.45%
Praxis Small Cap Fund
Class A	1,000.00	1,004.20	8.27	1.66%
Class I	1,000.00	1,008.00	5.24	1.05%
Praxis Genesis Conservative Portfolio
Class A	1,000.00	1,038.50	2.99	0.59%
Praxis Genesis Balanced Portfolio
Class A	1,000.00	1,031.40	2.83	0.56%
Praxis Genesis Growth Portfolio
Class A	1,000.00	1,025.50	3.12	0.62%

* Expenses are equal to average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized

Additional Fund Information (unaudited), continued	June 30, 2016

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Praxis Mutual Fund’s expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period* 1/1/2016-6/30/2016	Expense Ratio During Period** 1/1/2016-6/30/2016
Praxis Impact Bond Fund
Class A	$1,000.00	$1,020.19	$4.72	0.94%
Class I	1,000.00	1,022.13	2.77	0.55%
Praxis International Index Fund
Class A	1,000.00	1,018.05	6.87	1.37%
Class I	1,000.00	1,020.98	3.92	0.78%
Praxis Value Index Fund
Class A	1,000.00	1,020.19	4.72	0.94%
Class I	1,000.00	1,022.63	2.26	0.45%
Praxis Growth Index Fund
Class A	1,000.00	1,020.69	4.22	0.84%
Class I	1,000.00	1,022.63	2.26	0.45%
Praxis Small Cap Fund
Class A	1,000.00	1,016.61	8.32	1.66%
Class I	1,000.00	1,019.64	5.27	1.05%
Praxis Genesis Conservative Portfolio
Class A	1,000.00	1,021.93	2.97	0.59%
Praxis Genesis Balanced Portfolio
Class A	1,000.00	1,022.08	2.82	0.56%
Praxis Genesis Growth Portfolio
Class A	1,000.00	1,021.78	3.12	0.62%

* Expenses are equal to average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized

For more information about the Praxis Mutual Funds, the following documents are available free upon request:

Proxy Voting

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ending June 30 are available without charge upon request by calling toll free 1-800-977-2947 or on the Securities and Exchange Commission’s website at www.sec.gov.

Portfolio Disclosure

The Trust files a complete listing of portfolio holdings as of the end of the first and third quarters of each fiscal year on Form N-Q and each second and fourth quarters of each fiscal year on Form N-CSR. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-800-977-2947. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Annual/Semi-Annual Reports:

The Praxis Mutual Funds’ annual and semi-annual reports to shareholders contain additional information on each Fund’s or Portfolio’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ or Portfolio’s performance during their last fiscal year.

Statement Of Additional Information (SAI):

The SAI provides more detailed information about the Praxis Mutual Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of reports and the SAI, or request other information and discuss your questions about the Funds or Portfolios, by contacting the broker that sells the Praxis Mutual Funds, or by contacting the Praxis Mutual Funds at:

Praxis Mutual Funds
c/o U.S. Bancorp Fund Services LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 1-800-977-2947
Internet: http://www.praxismutualfunds.com(1)

You can review and get copies of the Praxis Mutual Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

●

For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-1520 or calling (202) 551-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

●	Free from the Commission’s Web site at http://www.sec.gov.

(1)	The Funds’ site is not a part of this prospectus.

Investment Company Act file no. 811-08056

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Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Praxis Mutual Funds

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
August 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Chad Horning
Chad Horning
President and Chief Executive Officer
August 30, 2016

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
August 30, 2016